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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: January 31

Date of reporting period: April 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 7.7%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	52,855	581,402
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,310,687
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	417,147	2,252,593
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	436,466	4,190,074
Columbia Multi-Asset Income Fund, Class Y Shares(a)	869,843	8,489,666
Total Alternative Strategies Funds (Cost $20,403,456)		19,824,422

Common Stocks 3.4%
Issuer	Shares	Value ($)
Consumer Discretionary 0.4%
Auto Components 0.1%
Bridgestone Corp.	200	8,342
Continental AG	249	55,739
Cooper Tire & Rubber Co.	151	5,784
Cooper-Standard Holding, Inc.(b)	125	14,134
LCI Industries	188	19,016
Superior Industries International, Inc.	635	13,811
Total		116,826
Automobiles 0.1%
Peugeot SA(b)	4,431	92,841
Subaru Corp.	2,600	98,572
Suzuki Motor Corp.	2,400	100,327
Total		291,740
Diversified Consumer Services —%
Capella Education Co.	200	19,060
DeVry Education Group, Inc.	100	3,785
Total		22,845
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	525	11,387
Cheesecake Factory, Inc. (The)	324	20,788
Compass Group PLC	706	14,247
Cracker Barrel Old Country Store, Inc.	100	16,019
InterContinental Hotels Group PLC	1,921	101,912
Papa John’s International, Inc.	204	16,128
Ruth’s Hospitality Group, Inc.	827	16,457
Total		196,938
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.1%
Electrolux AB, Class B	3,510	104,262
Helen of Troy Ltd.(b)	20	1,880
La-Z-Boy, Inc.	590	16,461
Sony Corp.	600	20,589
Taylor Morrison Home Corp., Class A(b)	650	15,015
Total		158,207
Media —%
Gannett Co., Inc.	1,620	13,543
New York Times Co. (The), Class A	680	9,826
Scholastic Corp.	180	7,781
WPP PLC	775	16,593
Total		47,743
Multiline Retail —%
Big Lots, Inc.	365	18,429
Harvey Norman Holdings Ltd.	6,760	21,203
Total		39,632
Specialty Retail —%
Aaron’s, Inc.	580	20,845
Big 5 Sporting Goods Corp.	1,030	15,862
Buckle, Inc. (The)	100	1,870
Chico’s FAS, Inc.	300	4,146
Children’s Place, Inc. (The)	178	20,434
Francesca’s Holdings Corp.(b)	1,030	16,253
Genesco, Inc.(b)	66	3,518
Pier 1 Imports, Inc.	1,593	10,737
Total		93,665
Textiles, Apparel & Luxury Goods —%
Christian Dior SE	144	39,521
Movado Group, Inc.	685	16,029
Total		55,550
Total Consumer Discretionary		1,023,146
Consumer Staples 0.3%
Beverages —%
Coca-Cola Amatil Ltd.	3,247	22,756

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion SA	11,896	70,817
Jeronimo Martins SGPS SA	4,562	83,734
Koninklijke Ahold Delhaize NV	1,889	39,137
SpartanNash Co.	503	18,511
SUPERVALU, Inc.(b)	956	3,920
Total		216,119
Food Products 0.1%
Dean Foods Co.	967	19,088
Fresh Del Monte Produce, Inc.	268	16,428
John B. Sanfilippo & Son, Inc.	100	7,350
Marine Harvest ASA	2,195	36,507
Nestlé SA, Registered Shares	1,304	100,454
Sanderson Farms, Inc.	176	20,377
WH Group Ltd.	114,500	102,152
Total		302,356
Household Products —%
Reckitt Benckiser Group PLC	1,247	114,851
Personal Products —%
Medifast, Inc.	50	2,316
Usana Health Sciences, Inc.(b)	115	6,538
Total		8,854
Tobacco 0.1%
Imperial Brands PLC	1,053	51,580
Swedish Match AB	2,364	77,988
Total		129,568
Total Consumer Staples		794,504
Energy 0.2%
Energy Equipment & Services 0.1%
Archrock, Inc.	1,140	13,452
Atwood Oceanics, Inc.(b)	1,765	13,820
McDermott International, Inc.(b)	600	3,924
Petrofac Ltd.	2,402	25,340
Total		56,536
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
Caltex Australia Ltd.	1,710	38,169
Denbury Resources, Inc.(b)	2,700	5,994
Idemitsu Kosan Co., Ltd.	2,400	76,733
International Seaways, Inc.(b)	350	6,766
OMV AG	2,299	105,869
PDC Energy, Inc.(b)	121	6,683
Repsol SA	1,907	30,193
REX American Resources Corp.(b)	192	18,179
Royal Dutch Shell PLC, Class B	297	7,895
Westmoreland Coal Co.(b)	500	5,330
Total		301,811
Total Energy		358,347
Financials 0.7%
Banks 0.4%
Banc of California, Inc.	426	9,244
Banco Latinoamericano de Comercio Exterior SA, Class E	540	15,487
Bank Hapoalim BM	11,322	70,608
BNP Paribas SA	349	24,627
BOC Hong Kong Holdings Ltd.	17,159	70,516
Cathay General Bancorp	455	17,313
Central Pacific Financial Corp.	555	17,360
Customers Bancorp, Inc.(b)	514	15,898
Enterprise Financial Services Corp.	125	5,281
FCB Financial Holdings, Inc., Class A(b)	382	18,049
First BanCorp(b)	845	4,969
First Citizens BancShares Inc., Class A	35	12,182
First Merchants Corp.	275	11,379
Fulton Financial Corp.	195	3,598
Heartland Financial USA, Inc.	50	2,400
Hilltop Holdings, Inc.	560	15,574
HSBC Holdings PLC	18,675	153,956
ING Groep NV	2,000	32,559
International Bancshares Corp.	515	19,261
LegacyTexas Financial Group, Inc.	215	8,129
Nordea Bank AB	2,369	29,153
Prosperity Bancshares, Inc.	200	13,440
S&T Bancorp, Inc.	150	5,394

2	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Simmons First National Corp., Class A	50	2,733
Societe Generale SA	2,427	132,742
Sterling Bancorp	250	5,813
Swedbank AB, Class A	3,548	84,080
United Community Banks, Inc.	565	15,453
Westpac Banking Corp.	4,472	117,232
Wintrust Financial Corp.	264	18,707
Total		953,137
Capital Markets 0.1%
3i Group PLC	9,786	100,575
Arlington Asset Investment Corp., Class A	1,123	16,351
KCG Holdings, Inc., Class A(b)	1,022	20,338
Piper Jaffray Companies	246	15,399
Virtus Investment Partners, Inc.	100	10,640
Total		163,303
Consumer Finance —%
Nelnet, Inc., Class A	386	17,374
Insurance 0.2%
Allianz SE, Registered Shares	732	139,380
Ambac Financial Group, Inc.(b)	375	7,286
Assicurazioni Generali SpA	5,067	80,198
AXA SA	4,372	116,727
CNP Assurances	1,213	25,330
Heritage Insurance Holdings, Inc.	1,000	12,100
Legal & General Group PLC	6,555	20,894
Maiden Holdings Ltd.	1,025	12,659
NN Group NV	2,809	93,141
Swiss Re AG	260	22,629
Universal Insurance Holdings, Inc.	718	18,704
Total		549,048
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	100	1,895
CYS Investments, Inc.	1,880	16,036
Invesco Mortgage Capital, Inc.	670	10,928
Redwood Trust, Inc.	540	9,218
Total		38,077
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance —%
BofI Holding, Inc.(b)	555	13,259
Essent Group Ltd.(b)	540	19,985
Flagstar Bancorp, Inc.(b)	544	15,907
HomeStreet, Inc.(b)	310	8,060
MGIC Investment Corp.(b)	1,899	20,015
Radian Group, Inc.	1,175	19,834
Walker & Dunlop, Inc.(b)	425	19,061
Washington Federal, Inc.	600	20,220
Total		136,341
Total Financials		1,857,280
Health Care 0.4%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	280	5,614
bluebird bio, Inc.(b)	87	7,739
Clovis Oncology, Inc.(b)	95	5,500
Coherus Biosciences, Inc.(b)	165	3,168
Dynavax Technologies Corp.(b)	455	2,525
Exelixis, Inc.(b)	310	6,944
Halozyme Therapeutics, Inc.(b)	295	4,112
Immunogen, Inc.(b)	750	3,255
Immunomedics, Inc.(b)	500	2,865
Jounce Therapeutics, Inc.(b)	318	9,006
Keryx Biopharmaceuticals, Inc.(b)	1,775	10,508
Kite Pharma, Inc.(b)	105	8,618
NewLink Genetics Corp.(b)	290	5,420
OncoMed Pharmaceuticals, Inc.(b)	650	2,561
PTC Therapeutics, Inc.(b)	330	4,010
Puma Biotechnology, Inc.(b)	255	10,353
Ra Pharmaceuticals, Inc.(b)	246	5,806
Sage Therapeutics, Inc.(b)	105	7,455
Shire PLC	573	33,671
Spark Therapeutics, Inc.(b)	200	11,594
TESARO, Inc.(b)	60	8,855
Total		159,579

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies —%
Analogic Corp.	184	13,220
Angiodynamics, Inc.(b)	1,015	15,753
Haemonetics Corp.(b)	275	11,517
Halyard Health, Inc.(b)	320	12,640
Integer Holdings Corp.(b)	100	3,675
Masimo Corp.(b)	232	23,836
Natus Medical, Inc.(b)	95	3,325
Orthofix International NV(b)	442	17,481
Total		101,447
Health Care Providers & Services —%
AMN Healthcare Services, Inc.(b)	325	13,276
Magellan Health, Inc.(b)	91	6,261
Molina Healthcare, Inc.(b)	338	16,829
Owens & Minor, Inc.	500	17,325
Providence Service Corp. (The)(b)	125	5,500
Triple-S Management Corp., Class B(b)	577	10,444
Total		69,635
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	391	17,595
Pra Health Sciences, Inc.(b)	292	18,676
Total		36,271
Pharmaceuticals 0.3%
Aerie Pharmaceuticals, Inc.(b)	220	9,691
Astellas Pharma, Inc.	7,500	98,903
Bayer AG, Registered Shares	741	91,695
GlaxoSmithKline PLC	6,444	129,367
Lannett Co., Inc.(b)	350	9,100
Novo Nordisk A/S, Class B	454	17,666
Pacira Pharmaceuticals, Inc.(b)	215	10,438
Roche Holding AG, Genusschein Shares	560	146,501
Sanofi	1,497	141,233
Supernus Pharmaceuticals, Inc.(b)	190	6,194
Total		660,788
Total Health Care		1,027,720
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 0.5%
Aerospace & Defense —%
Curtiss-Wright Corp.	240	22,430
Moog, Inc., Class A(b)	75	5,149
Total		27,579
Air Freight & Logistics —%
Forward Air Corp.	30	1,595
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	1,825	31,489
Hawaiian Holdings, Inc.(b)	390	21,177
Japan Airlines Co., Ltd.	1,900	60,005
Qantas Airways Ltd.	20,786	65,889
Total		178,560
Building Products —%
Continental Building Product(b)	690	16,802
Gibraltar Industries, Inc.(b)	470	18,447
Universal Forest Products, Inc.	106	10,101
Total		45,350
Commercial Services & Supplies —%
ACCO Brands Corp.(b)	1,230	17,528
Brady Corp., Class A	465	18,112
Quad/Graphics, Inc.	682	17,909
Total		53,549
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,106	40,998
Argan, Inc.	249	16,646
MYR Group, Inc.(b)	50	2,113
Obayashi Corp.	9,300	90,293
Shimizu Corp.	9,000	86,309
Taisei Corp.	13,000	99,130
Total		335,489
Electrical Equipment 0.1%
ABB Ltd.	4,577	112,056
Atkore International Group, Inc.(b)	550	14,443
EnerSys	273	22,689
Generac Holdings, Inc.(b)	455	16,002
Total		165,190

4	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates —%
Siemens AG, Registered Shares	100	14,335
Machinery 0.1%
Astec Industries, Inc.	240	15,204
Chart Industries, Inc.(b)	150	5,476
Energy Recovery, Inc.(b)	940	7,934
Global Brass & Copper Holdings, Inc.	500	17,825
Greenbrier Companies, Inc. (The)	401	17,423
KONE OYJ, Class B	540	24,741
Mueller Industries, Inc.	195	6,248
Wabash National Corp.(b)	880	20,046
Total		114,897
Professional Services —%
Huron Consulting Group, Inc.(b)	215	9,568
RPX Corp.(b)	1,410	18,104
TrueBlue, Inc.(b)	600	16,410
Total		44,082
Road & Rail —%
ArcBest Corp.	627	16,584
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	319	20,416
ITOCHU Corp.	7,000	99,050
Mitsubishi Corp.	800	17,264
Sumitomo Corp.	4,800	64,144
Toyota Tsusho Corp.	1,600	50,517
Total		251,391
Total Industrials		1,248,601
Information Technology 0.3%
Communications Equipment —%
ADTRAN, Inc.	100	2,000
InterDigital, Inc.	70	6,293
Total		8,293
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	225	18,349
Benchmark Electronics, Inc.(b)	590	18,703
Hitachi High-Technologies Corp.	100	3,992
Hitachi Ltd.	19,000	104,963
Methode Electronics, Inc.	355	15,815
Common Stocks (continued)
Issuer	Shares	Value ($)
Rogers Corp.(b)	225	23,161
Sanmina Corp.(b)	520	19,370
Scansource, Inc.(b)	405	15,998
Tech Data Corp.(b)	200	19,130
TTM Technologies, Inc.(b)	70	1,171
Vishay Intertechnology, Inc.	1,260	20,601
Total		261,253
Internet Software & Services 0.1%
Bankrate, Inc.(b)	130	1,378
j2 Global, Inc.	258	23,282
LogMeIn, Inc.	210	23,730
Mixi, Inc.	2,200	122,043
RetailMeNot, Inc.(b)	1,258	14,593
Shutterstock, Inc.(b)	163	7,046
Total		192,072
IT Services —%
Cardtronics PLC, Class A(b)	420	17,464
Convergys Corp.	750	16,883
EVERTEC, Inc.	1,090	17,276
Fujitsu Ltd.	6,000	37,454
NeuStar, Inc., Class A(b)	250	8,300
Science Applications International Corp.	62	4,525
Travelport Worldwide Ltd.	430	5,663
Unisys Corp.(b)	1,240	14,012
Total		121,577
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	1,519	17,894
Diodes, Inc.(b)	484	11,321
Entegris, Inc.(b)	895	22,196
Semtech Corp.(b)	560	19,124
Synaptics, Inc.(b)	370	20,265
Xcerra Corp.(b)	1,418	13,896
Total		104,696
Software 0.1%
Aspen Technology, Inc.(b)	384	23,612
Barracuda Networks, Inc.(b)	735	14,943
CommVault Systems, Inc.(b)	375	18,919
Oracle Corp. Japan	1,100	63,376

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Progress Software Corp.	525	15,603
VASCO Data Security International, Inc.(b)	355	4,792
Total		141,245
Total Information Technology		829,136
Materials 0.2%
Chemicals 0.1%
Chemours Co. LLC (The)	100	4,029
Covestro AG	320	24,944
Croda International PLC	449	21,889
Ferro Corp.(b)	1,160	20,787
Innospec, Inc.	295	19,470
Koppers Holdings, Inc.(b)	150	6,368
Kuraray Co., Ltd.	400	6,456
Mitsubishi Chemical Holdings Corp.	6,700	52,442
Quaker Chemical Corp.	30	4,338
Rayonier Advanced Materials, Inc.	1,110	14,707
Trinseo SA	270	17,928
Total		193,358
Construction Materials —%
Fletcher Building Ltd.	5,296	31,079
Containers & Packaging —%
Greif, Inc., Class A	319	18,700
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	20,126	79,773
Materion Corp.	413	15,715
Rio Tinto PLC	3,043	120,682
Schnitzer Steel Industries, Inc., Class A	650	12,285
Total		228,455
Paper & Forest Products —%
Clearwater Paper Corp.(b)	50	2,430
UPM-Kymmene OYJ	4,358	115,024
Total		117,454
Total Materials		589,046
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	1,270	13,449
Ashford Hospitality Trust, Inc.	300	1,875
CBL & Associates Properties, Inc.	1,840	17,020
CorEnergy Infrastructure Trust, Inc.	437	15,942
DiamondRock Hospitality Co.	600	6,606
Four Corners Property Trust, Inc.	300	6,999
Government Properties Income Trust	210	4,477
LaSalle Hotel Properties	315	8,996
Lexington Realty Trust	1,850	18,815
PS Business Parks, Inc.	166	20,176
RLJ Lodging Trust	305	6,554
Ryman Hospitality Properties, Inc.	324	20,665
Sabra Health Care REIT, Inc.	160	4,350
Select Income REIT	695	17,417
STAG Industrial, Inc.	60	1,582
Summit Hotel Properties, Inc.	1,140	18,844
Washington Prime Group, Inc.	1,950	17,160
Xenia Hotels & Resorts, Inc.	265	4,627
Total		205,554
Real Estate Management & Development 0.1%
Cheung Kong Property Holding Ltd.	7,555	54,088
Daiwa House Industry Co., Ltd.	1,000	29,729
Sun Hung Kai Properties Ltd.	3,873	58,037
Wheelock & Co., Ltd.	7,889	61,450
Total		203,304
Total Real Estate		408,858
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
Cogent Communications Holdings, Inc.	50	2,250
General Communication, Inc., Class A(b)	150	5,616
Nippon Telegraph & Telephone Corp.	2,300	98,568
Telefonica SA	5,156	57,035
Telenor ASA	3,798	61,398
Telstra Corp., Ltd.	4,728	14,938
Windstream Holdings, Inc.	2,273	12,547
Total		252,352

6	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services —%
NTT DoCoMo, Inc.	900	21,778
Total Telecommunication Services		274,130
Utilities 0.1%
Electric Utilities 0.1%
Endesa SA	4,232	99,736
Enel SpA	23,622	112,292
Portland General Electric Co.	289	13,103
Scottish & Southern Energy PLC	578	10,413
Total		235,544
Gas Utilities —%
Chesapeake Utilities Corp.	247	18,105
Northwest Natural Gas Co.	210	12,516
Southwest Gas Corp.	258	21,610
Total		52,231
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	300	17,718
Water Utilities —%
SJW Corp.	344	16,801
Total Utilities		322,294
Total Common Stocks (Cost $7,738,773)		8,733,062

Equity Funds 17.4%
	Shares	Value ($)
International 2.5%
Columbia European Equity Fund, Class Y Shares(a)	238,780	1,542,520
Columbia Overseas Value Fund, Class Y Shares(a)	548,516	4,964,072
Total		6,506,592
U.S. Large Cap 14.8%
Columbia Contrarian Core Fund, Class Y Shares(a)	163,723	4,052,142
Columbia Disciplined Core Fund, Class Y Shares(a)	990,787	10,888,754
Columbia Disciplined Growth Fund, Class Y Shares(a)	830,392	7,672,817
Columbia Disciplined Value Fund, Class Y Shares(a)	775,391	7,823,694
Columbia Select Large Cap Equity Fund, Class Y Shares(a),(b)	580,281	7,682,925
Total		38,120,332
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 0.1%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	15,471	154,400
Total Equity Funds (Cost $39,837,215)		44,781,324

Fixed-Income Funds 60.3%

Emerging Markets 2.8%
Columbia Emerging Markets Bond Fund, Class Y Shares(a)	316,892	3,739,330
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	321,742	3,568,123
Total		7,307,453
High Yield 2.1%
Columbia Income Opportunities Fund, Class Y Shares(a)	544,052	5,424,198
Inflation Protected Securities 1.9%
Columbia Inflation Protected Securities Fund, Class Y Shares(a),(b)	509,751	4,873,217
Investment Grade 53.5%
Columbia Corporate Income Fund, Class Y Shares(a)	3,665,784	37,061,081
Columbia Limited Duration Credit Fund, Class Y Shares(a)	1,253,436	12,346,344
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	371,139	3,715,097
Columbia Total Return Bond Fund, Class Y Shares(a)	1,777,927	16,072,464
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	7,080,226	38,374,824
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	2,748,624	30,592,180
Total		138,161,990
Total Fixed-Income Funds (Cost $157,176,622)		155,766,858

Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	—	5,660	97,506
Total Consumer Discretionary			97,506
Total Preferred Stocks (Cost $81,322)			97,506

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2017 (Unaudited)
Money Market Funds 10.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(a),(c)	28,130,910	28,130,910
Total Money Market Funds (Cost $28,130,881)		28,130,910
Total Investments (Cost: $253,368,269)		257,334,082
Other Assets & Liabilities, Net		784,835
Net Assets		258,118,917
At April 30, 2017, securities and/or cash totaling $910,696 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at April 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	5/24/2017	45,000 EUR	48,067 USD	—	(1,009)
Barclays	5/24/2017	87,000 ILS	23,915 USD	—	(124)
Barclays	5/24/2017	10,586,000 JPY	95,628 USD	586	—
Barclays	5/24/2017	357,000 NOK	41,550 USD	—	(42)
Barclays	5/24/2017	1,010,000 SEK	112,127 USD	—	(2,041)
Barclays	5/24/2017	89,173 USD	118,000 AUD	—	(851)
Barclays	5/24/2017	124,826 USD	125,000 CHF	991	—
Barclays	5/24/2017	83,057 USD	578,000 DKK	1,686	—
Barclays	5/24/2017	153,508 USD	123,000 GBP	5,905	—
Barclays	5/24/2017	77,138 USD	108,000 SGD	182	—
Total				9,350	(4,067)
Futures contracts outstanding at April 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Mini MSCI EAFE Index	68	USD	6,200,920	06/2017	63,414	—
TOPIX Index	14	JPY	1,921,507	06/2017	—	(14,474)
U.S. Long Bond	23	USD	3,518,281	06/2017	65,153	—
U.S. Long Bond	47	USD	7,189,531	06/2017	3,849	—
U.S. Ultra Bond	4	USD	651,750	06/2017	12,392	—
Total			19,481,989		144,808	(14,474)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	(26)	USD	(3,094,650)	06/2017	5,551	—
8	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at April 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	1,500,000	—	(27,956)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	6,000,000	—	(21,276)
Total						—	(49,232)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	58,152	85	(58,237)*	—	4,490	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	54,392*	(1,537)	52,855	1,163	—	581,402
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	—
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	4,310,687
Columbia Commodity Strategy Fund, Class I Shares	436,338	1,104	(437,442)*	—	(1,178)	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	429,645*	(12,498)	417,147	(4,087)	—	2,252,593
Columbia Contrarian Core Fund, Class I Shares	181,515	90	(181,605)*	—	71,868	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	165,437*	(1,714)	163,723	8,949	—	4,052,142
Columbia Corporate Income Fund, Class I Shares	3,326,072	534,501	(3,860,573)*	—	(62,371)	143,653	—
Columbia Corporate Income Fund, Class Y Shares	—	3,752,927*	(87,143)	3,665,784	(9,560)	109,648	37,061,081
Columbia Disciplined Core Fund, Class I Shares	1,061,097	218	(1,061,315)*	—	289,734	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	1,001,012*	(10,225)	990,787	47,798	—	10,888,754
Columbia Disciplined Growth Fund, Class I Shares	888,892	554	(889,446)*	—	29,451	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	839,042*	(8,650)	830,392	5,683	—	7,672,817
Columbia Disciplined Small Core Fund, Class I Shares	21,571	238	(21,809)*	—	(11,501)	—	—
Columbia Disciplined Small Core Fund, Class Y Shares	—	15,471*	—	15,471	—	—	154,399
Columbia Disciplined Value Fund, Class I Shares	810,791	297	(811,088)*	—	41,341	—	—
Columbia Disciplined Value Fund, Class Y Shares	—	783,490*	(8,099)	775,391	10,037	—	7,823,694
Columbia Diversified Absolute Return Fund, Class I Shares	482,091	299	(482,390)*	—	(16,491)	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	448,551*	(12,085)	436,466	(4,882)	—	4,190,074
Columbia Emerging Markets Bond Fund, Class I Shares	336,531	2,300	(338,831)*	—	(1,111)	23,904	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	332,068*	(15,175)	316,893	(6,620)	11,680	3,739,330
Columbia Emerging Markets Fund, Class I Shares	355,075	—	(355,075)*	—	—	—	—
Columbia Emerging Markets Fund, Class Y Shares	—	353,855*	(32,113)	321,742	44,280	—	3,568,123
Columbia European Equity Fund, Class I Shares	236,309	—	(236,309)*	—	—	—	—
Columbia European Equity Fund, Class Y Shares	—	243,374*	(4,594)	238,780	(5,377)	—	1,542,520
Columbia Income Opportunities Fund, Class I Shares	566,540	2,444	(568,984)*	—	(4,129)	40,159	—
Columbia Income Opportunities Fund, Class Y Shares	—	555,817*	(11,765)	544,052	(415)	27,364	5,424,198
Columbia Inflation Protected Securities Fund, Class I Shares	1,097,800	836	(1,098,636)*	—	(837,899)	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	515,217*	(5,466)	509,751	(10,268)	—	4,873,218
Columbia Limited Duration Credit Fund, Class I Shares	1,325,664	2,384	(1,328,048)*	—	(4,176)	32,234	—
Columbia Limited Duration Credit Fund, Class Y Shares	—	1,266,276*	(12,840)	1,253,436	425	21,760	12,346,344
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Mortgage Opportunities Fund, Class I Shares	378,711	2,824	(381,535)*	—	(1,447)	22,726	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	375,060*	(3,921)	371,139	(228)	11,563	3,715,097
Columbia Multi-Asset Income Fund, Class I Shares	857,137	7,406	(864,543)*	—	—	71,870	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	869,843*	—	869,843	—	36,101	8,489,666
Columbia Overseas Value Fund, Class I Shares	584,161	844	(585,005)*	—	(5,084)	—	—
Columbia Overseas Value Fund, Class Y Shares	—	559,332*	(10,816)	548,516	1,500	—	4,964,072
Columbia Select Large Cap Equity Fund, Class I Shares	599,736	—	(599,736)*	—	—	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	608,398*	(28,117)	580,281	6,296	—	7,682,925
Columbia Short-Term Cash Fund, 0.869%	28,203,510	1,813,324	(1,885,924)	28,130,910	(18)	51,128	28,130,910
Columbia Total Return Bond Fund, Class I Shares	1,865,478	3,809	(1,869,287)*	—	—	63,999	—
Columbia Total Return Bond Fund, Class Y Shares	—	1,878,761*	(100,834)	1,777,927	(14,582)	45,261	16,072,464
Columbia U.S. Government Mortgage Fund, Class I Shares	7,437,116	14,914	(7,452,030)*	—	(27,810)	144,003	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	7,268,240*	(188,014)	7,080,226	(13,660)	102,981	38,374,824
Columbia U.S. Treasury Index Fund, Class I Shares	2,950,514	3,506	(2,954,020)*	—	(63,965)	67,506	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	2,864,859*	(116,235)	2,748,624	(81,679)	47,198	30,592,180
Total	54,518,902	28,031,140	(29,451,810)	53,098,232	(625,523)	1,074,738	248,503,514

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
253,368,000	6,844,000	(2,878,000)	3,966,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
10	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	19,824,422	—	—	—	19,824,422
Common Stocks
Consumer Discretionary	348,998	674,148	—	—	1,023,146
Consumer Staples	94,528	699,976	—	—	794,504
Energy	74,148	284,199	—	—	358,347
Financials	542,933	1,314,347	—	—	1,857,280
Health Care	368,684	659,036	—	—	1,027,720
Industrials	392,381	856,220	—	—	1,248,601
Information Technology	497,308	331,828	—	—	829,136
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	136,757	452,289	—	—	589,046
Real Estate	205,554	203,304	—	—	408,858
Telecommunication Services	20,413	253,717	—	—	274,130
Utilities	99,853	222,441	—	—	322,294
Total Common Stocks	2,781,557	5,951,505	—	—	8,733,062
Equity Funds	44,781,324	—	—	—	44,781,324
Fixed-Income Funds	155,766,858	—	—	—	155,766,858
Preferred Stocks
Consumer Discretionary	—	97,506	—	—	97,506
Money Market Funds	—	—	—	28,130,910	28,130,910
Total Investments	223,154,161	6,049,011	—	28,130,910	257,334,082
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	9,350	—	—	9,350
Futures Contracts	150,359	—	—	—	150,359
Liability
Forward Foreign Currency Exchange Contracts	—	(4,067)	—	—	(4,067)
Futures Contracts	(14,474)	—	—	—	(14,474)
Swap Contracts	—	(49,232)	—	—	(49,232)
Total	223,290,046	6,005,062	—	28,130,910	257,426,018
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
12	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.9%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	177,160	1,948,765
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,310,687
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	1,284,265	6,935,028
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	992,368	9,526,732
Columbia Multi-Asset Income Fund, Class Y Shares(a)	1,927,085	18,808,349
Total Alternative Strategies Funds (Cost $42,659,947)		41,529,561

Common Stocks 2.3%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Bridgestone Corp.	300	12,513
Continental AG	381	85,287
Cooper Tire & Rubber Co.	232	8,886
Cooper-Standard Holding, Inc.(b)	209	23,632
LCI Industries	300	30,345
Superior Industries International, Inc.	1,010	21,967
Total		182,630
Automobiles 0.1%
Peugeot SA(b)	6,773	141,913
Subaru Corp.	4,000	151,648
Suzuki Motor Corp.	3,700	154,671
Total		448,232
Diversified Consumer Services —%
Capella Education Co.	347	33,069
DeVry Education Group, Inc.	150	5,678
Total		38,747
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	880	19,087
Cheesecake Factory, Inc. (The)	550	35,288
Compass Group PLC	1,079	21,773
Cracker Barrel Old Country Store, Inc.	165	26,431
InterContinental Hotels Group PLC	2,936	155,759
Papa John’s International, Inc.	331	26,169
Ruth’s Hospitality Group, Inc.	1,422	28,298
Total		312,805
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.1%
Electrolux AB, Class B	5,365	159,364
Helen of Troy Ltd.(b)	25	2,350
La-Z-Boy, Inc.	995	27,760
Sony Corp.	900	30,883
Taylor Morrison Home Corp., Class A(b)	1,100	25,410
Total		245,767
Media —%
Gannett Co., Inc.	2,685	22,447
New York Times Co. (The), Class A	1,095	15,823
Scholastic Corp.	310	13,401
WPP PLC	1,187	25,413
Total		77,084
Multiline Retail —%
Big Lots, Inc.	600	30,294
Harvey Norman Holdings Ltd.	10,335	32,417
Total		62,711
Specialty Retail —%
Aaron’s, Inc.	930	33,424
Big 5 Sporting Goods Corp.	1,820	28,028
Buckle, Inc. (The)	200	3,740
Chico’s FAS, Inc.	500	6,910
Children’s Place, Inc. (The)	279	32,029
Francesca’s Holdings Corp.(b)	1,720	27,142
Genesco, Inc.(b)	115	6,130
Pier 1 Imports, Inc.	2,730	18,400
Total		155,803
Textiles, Apparel & Luxury Goods —%
Christian Dior SE	220	60,379
Movado Group, Inc.	1,155	27,027
Total		87,406
Total Consumer Discretionary		1,611,185
Consumer Staples 0.2%
Beverages —%
Coca-Cola Amatil Ltd.	4,964	34,790

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion SA	18,186	108,262
Jeronimo Martins SGPS SA	6,986	128,226
Koninklijke Ahold Delhaize NV	2,888	59,835
SpartanNash Co.	815	29,992
SUPERVALU, Inc.(b)	1,584	6,494
Total		332,809
Food Products 0.1%
Dean Foods Co.	1,577	31,130
Fresh Del Monte Produce, Inc.	460	28,198
John B. Sanfilippo & Son, Inc.	150	11,025
Marine Harvest ASA	3,355	55,799
Nestlé SA, Registered Shares	1,982	152,684
Sanderson Farms, Inc.	284	32,881
WH Group Ltd.	175,000	156,127
Total		467,844
Household Products —%
Reckitt Benckiser Group PLC	1,906	175,546
Personal Products —%
Medifast, Inc.	50	2,316
Usana Health Sciences, Inc.(b)	190	10,801
Total		13,117
Tobacco —%
Imperial Brands PLC	1,610	78,865
Swedish Match AB	3,613	119,192
Total		198,057
Total Consumer Staples		1,222,163
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	1,845	21,771
Atwood Oceanics, Inc.(b)	2,958	23,161
McDermott International, Inc.(b)	1,000	6,540
Petrofac Ltd.	3,672	38,737
Total		90,209
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
Caltex Australia Ltd.	2,614	58,348
Denbury Resources, Inc.(b)	4,400	9,768
Idemitsu Kosan Co., Ltd.	3,700	118,296
International Seaways, Inc.(b)	600	11,598
OMV AG	3,516	161,912
PDC Energy, Inc.(b)	220	12,151
Repsol SA	2,915	46,153
REX American Resources Corp.(b)	305	28,878
Royal Dutch Shell PLC, Class B	454	12,069
Westmoreland Coal Co.(b)	800	8,528
Total		467,701
Total Energy		557,910
Financials 0.5%
Banks 0.3%
Banc of California, Inc.	646	14,018
Banco Latinoamericano de Comercio Exterior SA, Class E	900	25,812
Bank Hapoalim BM	17,304	107,913
BNP Paribas SA	534	37,682
BOC Hong Kong Holdings Ltd.	26,225	107,772
Cathay General Bancorp	775	29,489
Central Pacific Financial Corp.	960	30,029
Customers Bancorp, Inc.(b)	841	26,012
Enterprise Financial Services Corp.	200	8,450
FCB Financial Holdings, Inc., Class A(b)	620	29,295
First BanCorp(b)	1,375	8,085
First Citizens BancShares Inc., Class A	55	19,143
First Merchants Corp.	450	18,621
Fulton Financial Corp.	320	5,904
Heartland Financial USA, Inc.	100	4,800
Hilltop Holdings, Inc.	930	25,863
HSBC Holdings PLC	28,550	235,364
ING Groep NV	3,057	49,767
International Bancshares Corp.	885	33,099
LegacyTexas Financial Group, Inc.	360	13,612
Nordea Bank AB	3,621	44,561
Prosperity Bancshares, Inc.	350	23,520
S&T Bancorp, Inc.	250	8,990

14	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Simmons First National Corp., Class A	100	5,465
Societe Generale SA	3,710	202,914
Sterling Bancorp	400	9,300
Swedbank AB, Class A	5,424	128,538
United Community Banks, Inc.	940	25,709
Westpac Banking Corp.	6,837	179,230
Wintrust Financial Corp.	445	31,533
Total		1,490,490
Capital Markets 0.1%
3i Group PLC	14,962	153,771
Arlington Asset Investment Corp., Class A	1,938	28,217
KCG Holdings, Inc., Class A(b)	1,606	31,959
Piper Jaffray Companies	400	25,040
Virtus Investment Partners, Inc.	175	18,620
Total		257,607
Consumer Finance —%
Nelnet, Inc., Class A	635	28,581
Insurance 0.1%
Allianz SE, Registered Shares	1,119	213,068
Ambac Financial Group, Inc.(b)	690	13,407
Assicurazioni Generali SpA	7,746	122,600
AXA SA	6,683	178,428
CNP Assurances	1,855	38,736
Heritage Insurance Holdings, Inc.	1,730	20,933
Legal & General Group PLC	10,019	31,936
Maiden Holdings Ltd.	1,635	20,192
NN Group NV	4,292	142,315
Swiss Re AG	398	34,640
Universal Insurance Holdings, Inc.	1,156	30,114
Total		846,369
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	200	3,790
CYS Investments, Inc.	3,125	26,657
Invesco Mortgage Capital, Inc.	1,110	18,104
Redwood Trust, Inc.	860	14,680
Total		63,231
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance —%
BofI Holding, Inc.(b)	930	22,218
Essent Group Ltd.(b)	890	32,939
Flagstar Bancorp, Inc.(b)	860	25,146
HomeStreet, Inc.(b)	535	13,910
MGIC Investment Corp.(b)	3,255	34,308
Radian Group, Inc.	1,955	33,000
Walker & Dunlop, Inc.(b)	670	30,050
Washington Federal, Inc.	995	33,531
Total		225,102
Total Financials		2,911,380
Health Care 0.3%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	460	9,223
bluebird bio, Inc.(b)	145	12,898
Clovis Oncology, Inc.(b)	155	8,973
Coherus Biosciences, Inc.(b)	275	5,280
Dynavax Technologies Corp.(b)	725	4,024
Exelixis, Inc.(b)	520	11,648
Halozyme Therapeutics, Inc.(b)	480	6,691
Immunogen, Inc.(b)	1,300	5,642
Immunomedics, Inc.(b)	850	4,870
Jounce Therapeutics, Inc.(b)	528	14,953
Keryx Biopharmaceuticals, Inc.(b)	2,955	17,494
Kite Pharma, Inc.(b)	180	14,774
NewLink Genetics Corp.(b)	475	8,878
OncoMed Pharmaceuticals, Inc.(b)	1,100	4,334
PTC Therapeutics, Inc.(b)	555	6,743
Puma Biotechnology, Inc.(b)	450	18,270
Ra Pharmaceuticals, Inc.(b)	414	9,770
Sage Therapeutics, Inc.(b)	180	12,780
Shire PLC	876	51,477
Spark Therapeutics, Inc.(b)	335	19,420
TESARO, Inc.(b)	100	14,759
Total		262,901

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies —%
Analogic Corp.	291	20,908
Angiodynamics, Inc.(b)	1,610	24,987
Haemonetics Corp.(b)	500	20,940
Halyard Health, Inc.(b)	525	20,737
Integer Holdings Corp.(b)	150	5,513
Masimo Corp.(b)	390	40,069
Natus Medical, Inc.(b)	160	5,600
Orthofix International NV(b)	765	30,256
Total		169,010
Health Care Providers & Services —%
AMN Healthcare Services, Inc.(b)	550	22,468
Magellan Health, Inc.(b)	144	9,907
Molina Healthcare, Inc.(b)	556	27,683
Owens & Minor, Inc.	845	29,279
Providence Service Corp. (The)(b)	200	8,800
Triple-S Management Corp., Class B(b)	930	16,833
Total		114,970
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	641	28,845
Pra Health Sciences, Inc.(b)	486	31,084
Total		59,929
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.(b)	370	16,299
Astellas Pharma, Inc.	11,500	151,652
Bayer AG, Registered Shares	1,133	140,202
GlaxoSmithKline PLC	9,848	197,704
Lannett Co., Inc.(b)	600	15,600
Novo Nordisk A/S, Class B	694	27,005
Pacira Pharmaceuticals, Inc.(b)	360	17,478
Roche Holding AG, Genusschein Shares	857	224,198
Sanofi	2,288	215,860
Supernus Pharmaceuticals, Inc.(b)	325	10,595
Total		1,016,593
Total Health Care		1,623,403
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 0.3%
Aerospace & Defense —%
Curtiss-Wright Corp.	391	36,543
Moog, Inc., Class A(b)	125	8,581
Total		45,124
Air Freight & Logistics —%
Forward Air Corp.	50	2,659
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	2,790	48,140
Hawaiian Holdings, Inc.(b)	640	34,752
Japan Airlines Co., Ltd.	2,900	91,586
Qantas Airways Ltd.	31,764	100,688
Total		275,166
Building Products —%
Continental Building Product(b)	1,115	27,150
Gibraltar Industries, Inc.(b)	770	30,222
Universal Forest Products, Inc.	192	18,296
Total		75,668
Commercial Services & Supplies —%
ACCO Brands Corp.(b)	2,040	29,070
Brady Corp., Class A	775	30,186
Quad/Graphics, Inc.	1,113	29,228
Total		88,484
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,691	62,683
Argan, Inc.	430	28,746
MYR Group, Inc.(b)	100	4,226
Obayashi Corp.	14,200	137,866
Shimizu Corp.	14,000	134,259
Taisei Corp.	20,000	152,508
Total		520,288
Electrical Equipment —%
ABB Ltd.	6,998	171,328
Atkore International Group, Inc.(b)	900	23,634
EnerSys	457	37,981
Generac Holdings, Inc.(b)	755	26,554
Total		259,497

16	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates —%
Siemens AG, Registered Shares	153	21,933
Machinery —%
Astec Industries, Inc.	425	26,924
Chart Industries, Inc.(b)	250	9,127
Energy Recovery, Inc.(b)	1,490	12,576
Global Brass & Copper Holdings, Inc.	860	30,659
Greenbrier Companies, Inc. (The)	685	29,763
KONE OYJ, Class B	825	37,798
Mueller Industries, Inc.	320	10,253
Wabash National Corp.(b)	1,514	34,489
Total		191,589
Professional Services —%
Huron Consulting Group, Inc.(b)	335	14,907
RPX Corp.(b)	2,240	28,762
TrueBlue, Inc.(b)	1,000	27,350
Total		71,019
Road & Rail —%
ArcBest Corp.	1,040	27,508
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	530	33,920
ITOCHU Corp.	10,700	151,405
Mitsubishi Corp.	1,200	25,896
Sumitomo Corp.	7,300	97,552
Toyota Tsusho Corp.	2,400	75,775
Total		384,548
Total Industrials		1,963,483
Information Technology 0.2%
Communications Equipment —%
ADTRAN, Inc.	200	4,000
InterDigital, Inc.	125	11,238
Total		15,238
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	375	30,581
Benchmark Electronics, Inc.(b)	960	30,432
Hitachi High-Technologies Corp.	200	7,984
Hitachi Ltd.	29,000	160,207
Methode Electronics, Inc.	595	26,507
Common Stocks (continued)
Issuer	Shares	Value ($)
Rogers Corp.(b)	375	38,602
Sanmina Corp.(b)	855	31,849
Scansource, Inc.(b)	690	27,255
Tech Data Corp.(b)	325	31,086
TTM Technologies, Inc.(b)	80	1,338
Vishay Intertechnology, Inc.	1,990	32,537
Total		418,378
Internet Software & Services 0.1%
Bankrate, Inc.(b)	250	2,650
j2 Global, Inc.	429	38,713
LogMeIn, Inc.	350	39,550
Mixi, Inc.	3,400	188,612
RetailMeNot, Inc.(b)	2,069	24,001
Shutterstock, Inc.(b)	295	12,753
Total		306,279
IT Services —%
Cardtronics PLC, Class A(b)	690	28,690
Convergys Corp.	1,200	27,012
EVERTEC, Inc.	1,712	27,135
Fujitsu Ltd.	9,000	56,181
NeuStar, Inc., Class A(b)	450	14,940
Science Applications International Corp.	103	7,518
Travelport Worldwide Ltd.	720	9,483
Unisys Corp.(b)	2,140	24,182
Total		195,141
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	2,530	29,803
Diodes, Inc.(b)	809	18,923
Entegris, Inc.(b)	1,505	37,324
Semtech Corp.(b)	945	32,272
Synaptics, Inc.(b)	617	33,793
Xcerra Corp.(b)	2,358	23,108
Total		175,223
Software —%
Aspen Technology, Inc.(b)	630	38,739
Barracuda Networks, Inc.(b)	1,170	23,786
CommVault Systems, Inc.(b)	625	31,531
Oracle Corp. Japan	1,700	97,945

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Progress Software Corp.	860	25,559
VASCO Data Security International, Inc.(b)	595	8,032
Total		225,592
Total Information Technology		1,335,851
Materials 0.1%
Chemicals —%
Chemours Co. LLC (The)	200	8,058
Covestro AG	489	38,118
Croda International PLC	686	33,443
Ferro Corp.(b)	1,900	34,048
Innospec, Inc.	495	32,670
Koppers Holdings, Inc.(b)	250	10,613
Kuraray Co., Ltd.	600	9,683
Mitsubishi Chemical Holdings Corp.	10,200	79,837
Quaker Chemical Corp.	50	7,230
Rayonier Advanced Materials, Inc.	1,910	25,308
Trinseo SA	460	30,544
Total		309,552
Construction Materials —%
Fletcher Building Ltd.	8,097	47,516
Containers & Packaging —%
Greif, Inc., Class A	570	33,413
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	30,764	121,938
Materion Corp.	710	27,016
Rio Tinto PLC	4,653	184,533
Schnitzer Steel Industries, Inc., Class A	1,040	19,656
Total		353,143
Paper & Forest Products —%
Clearwater Paper Corp.(b)	100	4,860
UPM-Kymmene OYJ	6,663	175,862
Total		180,722
Total Materials		924,346
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	2,150	22,769
Ashford Hospitality Trust, Inc.	500	3,125
CBL & Associates Properties, Inc.	3,075	28,444
CorEnergy Infrastructure Trust, Inc.	708	25,828
DiamondRock Hospitality Co.	1,000	11,010
Four Corners Property Trust, Inc.	500	11,665
Government Properties Income Trust	350	7,462
LaSalle Hotel Properties	500	14,280
Lexington Realty Trust	3,000	30,510
PS Business Parks, Inc.	260	31,600
RLJ Lodging Trust	505	10,852
Ryman Hospitality Properties, Inc.	515	32,847
Sabra Health Care REIT, Inc.	280	7,613
Select Income REIT	1,140	28,568
STAG Industrial, Inc.	150	3,954
Summit Hotel Properties, Inc.	1,870	30,911
Washington Prime Group, Inc.	3,295	28,996
Xenia Hotels & Resorts, Inc.	480	8,381
Total		338,815
Real Estate Management & Development —%
Cheung Kong Property Holding Ltd.	11,547	82,667
Daiwa House Industry Co., Ltd.	1,500	44,594
Sun Hung Kai Properties Ltd.	5,863	87,857
Wheelock & Co., Ltd.	12,174	94,828
Total		309,946
Total Real Estate		648,761
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
Cogent Communications Holdings, Inc.	50	2,250
General Communication, Inc., Class A(b)	215	8,049
Nippon Telegraph & Telephone Corp.	3,500	149,995
Telefonica SA	7,880	87,167
Telenor ASA	5,806	93,859
Telstra Corp., Ltd.	7,227	22,834
Windstream Holdings, Inc.	3,757	20,739
Total		384,893

18	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services —%
NTT DoCoMo, Inc.	1,400	33,876
Total Telecommunication Services		418,769
Utilities 0.1%
Electric Utilities 0.1%
Endesa SA	6,469	152,455
Enel SpA	36,108	171,647
Portland General Electric Co.	521	23,622
Scottish & Southern Energy PLC	884	15,926
Total		363,650
Gas Utilities —%
Chesapeake Utilities Corp.	390	28,587
Northwest Natural Gas Co.	350	20,860
Southwest Gas Corp.	436	36,520
Total		85,967
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	500	29,530
Water Utilities —%
SJW Corp.	605	29,548
Total Utilities		508,695
Total Common Stocks (Cost $12,249,908)		13,725,946

Equity Funds 31.5%
	Shares	Value ($)
International 6.5%
Columbia European Equity Fund, Class Y Shares(a)	2,381,754	15,386,129
Columbia Overseas Value Fund, Class Y Shares(a)	2,476,936	22,416,274
Columbia Pacific/Asia Fund, Class Y Shares(a),(b)	184,533	1,828,721
Total		39,631,124
U.S. Large Cap 24.0%
Columbia Contrarian Core Fund, Class Y Shares(a)	798,670	19,767,094
Columbia Disciplined Core Fund, Class Y Shares(a)	2,997,749	32,945,263
Columbia Disciplined Growth Fund, Class Y Shares(a)	2,157,595	19,936,176
Columbia Disciplined Value Fund, Class Y Shares(a)	3,346,156	33,762,711
Columbia Large Cap Growth Fund, Class Y Shares(a)	341,991	13,217,966
Columbia Select Large Cap Equity Fund, Class Y Shares(a),(b)	1,914,546	25,348,585
Total		144,977,795
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.0%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	586,598	5,854,247
Total Equity Funds (Cost $169,731,971)		190,463,166

Fixed-Income Funds 49.7%

Emerging Markets 3.6%
Columbia Emerging Markets Bond Fund, Class Y Shares(a)	1,095,958	12,932,298
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	819,310	9,086,148
Total		22,018,446
High Yield 3.6%
Columbia Income Opportunities Fund, Class Y Shares(a)	2,184,693	21,781,391
Inflation Protected Securities 0.9%
Columbia Inflation Protected Securities Fund, Class Y Shares(a),(b)	575,169	5,498,619
Investment Grade 41.6%
Columbia Corporate Income Fund, Class Y Shares(a)	5,907,013	59,719,900
Columbia Limited Duration Credit Fund, Class Y Shares(a)	1,398,300	13,773,256
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	900,503	9,014,039
Columbia Total Return Bond Fund, Class Y Shares(a)	3,464,741	31,321,259
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	15,259,936	82,708,852
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	4,949,202	55,084,614
Total		251,621,920
Total Fixed-Income Funds (Cost $301,746,956)		300,920,376

Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	—	8,654	149,085
Total Consumer Discretionary			149,085
Total Preferred Stocks (Cost $124,342)			149,085

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2017 (Unaudited)
Money Market Funds 9.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(a),(c)	56,610,421	56,610,421
Total Money Market Funds (Cost $56,610,350)		56,610,421
Total Investments (Cost: $583,123,474)		603,398,555
Other Assets & Liabilities, Net		1,587,023
Net Assets		604,985,578
At April 30, 2017, securities and/or cash totaling $2,290,228 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at April 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	5/24/2017	68,000 EUR	72,634 USD	—	(1,524)
Barclays	5/24/2017	132,000 ILS	36,285 USD	—	(188)
Barclays	5/24/2017	16,672,000 JPY	150,606 USD	922	—
Barclays	5/24/2017	546,000 NOK	63,546 USD	—	(64)
Barclays	5/24/2017	1,544,000 SEK	171,410 USD	—	(3,120)
Barclays	5/24/2017	136,027 USD	180,000 AUD	—	(1,298)
Barclays	5/24/2017	190,733 USD	191,000 CHF	1,514	—
Barclays	5/24/2017	127,029 USD	884,000 DKK	2,578	—
Barclays	5/24/2017	235,878 USD	189,000 GBP	9,074	—
Barclays	5/24/2017	117,850 USD	165,000 SGD	278	—
Total				14,366	(6,194)
Futures contracts outstanding at April 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Mini MSCI EAFE Index	217	USD	19,788,230	06/2017	137,025	—
Russell 2000 Mini	29	USD	2,027,680	06/2017	43,524	—
S&P Mid 400 E-mini	20	USD	3,460,000	06/2017	39,550	—
TOPIX Index	57	JPY	7,823,279	06/2017	—	(58,931)
U.S. Long Bond	44	USD	6,730,625	06/2017	124,641	—
U.S. Long Bond	110	USD	16,826,562	06/2017	9,007	—
U.S. Ultra Bond	10	USD	1,629,375	06/2017	30,980	—
Total			58,285,751		384,727	(58,931)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	(42)	USD	(4,999,050)	06/2017	8,968	—
20	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at April 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	3,000,000	—	(55,914)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	12,050,000	—	(42,729)
Total						—	(98,643)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	187,205	15	(187,220)*	—	9,070	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	179,607*	(2,447)	177,160	2,457	—	1,948,765
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	—
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	4,310,687
Columbia Commodity Strategy Fund, Class I Shares	1,327,610	17	(1,327,627)*	—	(1,881)	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	1,306,488*	(22,223)	1,284,265	(6,734)	—	6,935,028
Columbia Contrarian Core Fund, Class I Shares	880,130	6	(880,136)*	—	537,634	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	807,265*	(8,595)	798,670	80,365	—	19,767,094
Columbia Corporate Income Fund, Class I Shares	5,559,903	627,784	(6,187,687)*	—	(36,571)	237,778	—
Columbia Corporate Income Fund, Class Y Shares	—	6,075,208*	(168,195)	5,907,013	(22,761)	176,872	59,719,900
Columbia Disciplined Core Fund, Class I Shares	3,202,201	20	(3,202,221)*	—	867,467	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	3,015,832*	(18,083)	2,997,749	84,736	—	32,945,263
Columbia Disciplined Growth Fund, Class I Shares	2,258,281	26	(2,258,307)*	—	33,163	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	2,184,147*	(26,552)	2,157,595	23,479	—	19,936,176
Columbia Disciplined Small Core Fund, Class I Shares	618,263	8	(618,271)*	—	(129,646)	—	—
Columbia Disciplined Small Core Fund, Class Y Shares	—	592,976*	(6,378)	586,598	(68,804)	—	5,854,247
Columbia Disciplined Value Fund, Class I Shares	3,515,184	17	(3,515,201)*	—	200,384	—	—
Columbia Disciplined Value Fund, Class Y Shares	—	3,366,703*	(20,547)	3,346,156	25,776	—	33,762,711
Columbia Diversified Absolute Return Fund, Class I Shares	1,053,957	10	(1,053,967)*	—	(17,036)	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	1,017,694*	(25,326)	992,368	(10,108)	—	9,526,732
Columbia Emerging Markets Bond Fund, Class I Shares	1,169,445	7,182	(1,176,627)*	—	18,149	82,627	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	1,126,710*	(30,752)	1,095,958	16,089	40,359	12,932,298
Columbia Emerging Markets Fund, Class I Shares	883,010	—	(883,010)*	—	—	—	—
Columbia Emerging Markets Fund, Class Y Shares	—	879,293*	(59,983)	819,310	82,322	—	9,086,148
Columbia European Equity Fund, Class I Shares	2,509,671	—	(2,509,671)*	—	—	—	—
Columbia European Equity Fund, Class Y Shares	—	2,576,296*	(194,542)	2,381,754	50,229	—	15,386,129
Columbia Income Opportunities Fund, Class I Shares	2,252,027	9,065	(2,261,092)*	—	11,496	161,147	—
Columbia Income Opportunities Fund, Class Y Shares	—	2,246,557*	(61,864)	2,184,693	19,400	109,968	21,781,391
Columbia Inflation Protected Securities Fund, Class I Shares	1,253,786	25	(1,253,811)*	—	(603,252)	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	578,912*	(3,743)	575,169	(103)	—	5,498,619
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Large Cap Growth Fund, Class I Shares	384,154	2	(384,156)*	—	472,247	—	—
Columbia Large Cap Growth Fund, Class Y Shares	—	349,076*	(7,085)	341,991	90,329	—	13,217,966
Columbia Limited Duration Credit Fund, Class I Shares	1,466,606	2,075	(1,468,681)*	—	(7,090)	36,061	—
Columbia Limited Duration Credit Fund, Class Y Shares	—	1,420,832*	(22,532)	1,398,300	(1,944)	24,321	13,773,256
Columbia Mortgage Opportunities Fund, Class I Shares	960,409	5,766	(966,175)*	—	(9,568)	56,954	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	916,523*	(16,020)	900,503	(1,148)	28,030	9,014,039
Columbia Multi-Asset Income Fund, Class I Shares	1,898,935	16,407	(1,915,342)*	—	—	159,224	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	1,927,085*	—	1,927,085	—	79,980	18,808,349
Columbia Overseas Value Fund, Class I Shares	2,641,904	38	(2,641,942)*	—	(6,261)	—	—
Columbia Overseas Value Fund, Class Y Shares	—	2,511,556*	(34,620)	2,476,936	8,749	—	22,416,274
Columbia Pacific/Asia Fund, Class I Shares	191,401	16	(191,417)*	—	4,792	—	—
Columbia Pacific/Asia Fund, Class Y Shares	—	187,300*	(2,767)	184,533	3,185	—	1,828,721
Columbia Select Large Cap Equity Fund, Class I Shares	1,964,141	—	(1,964,141)*	—	—	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	1,991,083*	(76,537)	1,914,546	8,786	—	25,348,585
Columbia Short-Term Cash Fund, 0.869%	55,877,563	5,795,911	(5,063,053)	56,610,421	(71)	101,905	56,610,421
Columbia Total Return Bond Fund, Class I Shares	3,592,336	7,334	(3,599,670)*	—	—	123,242	—
Columbia Total Return Bond Fund, Class Y Shares	—	3,617,891*	(153,150)	3,464,741	(22,100)	88,047	31,321,259
Columbia U.S. Government Mortgage Fund, Class I Shares	15,922,919	31,627	(15,954,546)*	—	(46,697)	310,652	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	15,671,058*	(411,122)	15,259,936	(29,190)	222,186	82,708,852
Columbia U.S. Treasury Index Fund, Class I Shares	5,241,913	5,929	(5,247,842)*	—	(118,985)	120,685	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	5,071,215*	(122,013)	4,949,202	(63,048)	84,684	55,084,614
Total	117,271,055	66,584,683	(68,664,990)	115,190,748	1,447,306	2,244,722	589,523,524

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
22	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2017 (Unaudited)
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
583,123,000	26,961,000	(6,685,000)	20,276,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	41,529,561	—	—	—	41,529,561
Common Stocks
Consumer Discretionary	579,165	1,032,020	—	—	1,611,185
Consumer Staples	152,837	1,069,326	—	—	1,222,163
Energy	122,395	435,515	—	—	557,910
Financials	902,145	2,009,235	—	—	2,911,380
Health Care	615,305	1,008,098	—	—	1,623,403
Industrials	654,066	1,309,417	—	—	1,963,483
Information Technology	824,922	510,929	—	—	1,335,851
Materials	233,416	690,930	—	—	924,346
Real Estate	338,815	309,946	—	—	648,761
Telecommunication Services	31,038	387,731	—	—	418,769
Utilities	168,667	340,028	—	—	508,695
Total Common Stocks	4,622,771	9,103,175	—	—	13,725,946
Equity Funds	190,463,166	—	—	—	190,463,166
Fixed-Income Funds	300,920,376	—	—	—	300,920,376
Preferred Stocks
Consumer Discretionary	—	149,085	—	—	149,085
Money Market Funds	—	—	—	56,610,421	56,610,421
Total Investments	537,535,874	9,252,260	—	56,610,421	603,398,555
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	14,366	—	—	14,366
Futures Contracts	393,695	—	—	—	393,695
Liability
Forward Foreign Currency Exchange Contracts	—	(6,194)	—	—	(6,194)
Futures Contracts	(58,931)	—	—	—	(58,931)
Swap Contracts	—	(98,643)	—	—	(98,643)
Total	537,870,638	9,161,789	—	56,610,421	603,642,848
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
24	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.4%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	802,691	8,829,605
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,310,686
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	5,476,675	29,574,045
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	2,135,412	20,499,952
Columbia Multi-Asset Income Fund, Class Y Shares(a)	3,675,728	35,875,105
Total Alternative Strategies Funds (Cost $101,576,325)		99,089,393

Common Stocks 2.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Cooper Tire & Rubber Co.	1,270	48,641
Cooper-Standard Holding, Inc.(b)	1,030	116,462
LCI Industries	1,530	154,760
Magna International, Inc.	972	40,602
Superior Industries International, Inc.	4,975	108,206
Total		468,671
Automobiles 0.1%
Peugeot SA(b)	8,767	183,692
Subaru Corp.	4,000	151,648
Suzuki Motor Corp.	4,000	167,212
Total		502,552
Diversified Consumer Services —%
Capella Education Co.	1,687	160,771
DeVry Education Group, Inc.	900	34,065
Total		194,836
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	4,300	93,267
Cheesecake Factory, Inc. (The)	2,675	171,628
Compass Group PLC	4,160	83,946
Cracker Barrel Old Country Store, Inc.	825	132,157
InterContinental Hotels Group PLC	2,985	158,358
Papa John’s International, Inc.	1,620	128,077
Ruth’s Hospitality Group, Inc.	6,970	138,703
Total		906,136
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables —%
Electrolux AB, Class B	5,625	167,087
Helen of Troy Ltd.(b)	200	18,800
La-Z-Boy, Inc.	4,900	136,710
Taylor Morrison Home Corp., Class A(b)	5,500	127,050
Total		449,647
Media —%
Gannett Co., Inc.	13,250	110,770
New York Times Co. (The), Class A	5,305	76,657
Scholastic Corp.	1,425	61,603
Total		249,030
Multiline Retail —%
Big Lots, Inc.	3,100	156,519
Harvey Norman Holdings Ltd.	10,251	32,154
Total		188,673
Specialty Retail 0.1%
Aaron’s, Inc.	4,525	162,628
Big 5 Sporting Goods Corp.	8,800	135,520
Buckle, Inc. (The)	900	16,830
Chico’s FAS, Inc.	2,700	37,314
Children’s Place, Inc. (The)	1,470	168,756
Francesca’s Holdings Corp.(b)	8,450	133,341
Genesco, Inc.(b)	575	30,648
Pier 1 Imports, Inc.	13,500	90,990
Total		776,027
Textiles, Apparel & Luxury Goods —%
Christian Dior SE	626	171,805
Movado Group, Inc.	5,605	131,157
Total		302,962
Total Consumer Discretionary		4,038,534
Consumer Staples 0.1%
Beverages —%
Coca-Cola Amatil Ltd.	6,697	46,935
Food & Staples Retailing —%
Distribuidora Internacional de Alimentacion SA	25,626	152,552
Jeronimo Martins SGPS SA	6,018	110,459
Koninklijke Ahold Delhaize NV	2,251	46,637
Loblaw Companies Ltd.	370	20,765

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SpartanNash Co.	4,160	153,088
SUPERVALU, Inc.(b)	7,635	31,304
Wm Morrison Supermarkets PLC	11,809	36,693
Total		551,498
Food Products 0.1%
Dean Foods Co.	7,880	155,551
Fresh Del Monte Produce, Inc.	2,250	137,925
John B. Sanfilippo & Son, Inc.	700	51,450
Marine Harvest ASA	1,083	18,012
Sanderson Farms, Inc.	1,415	163,829
WH Group Ltd.	190,500	169,955
Total		696,722
Household Products —%
Reckitt Benckiser Group PLC	939	86,484
Personal Products —%
Medifast, Inc.	400	18,528
Usana Health Sciences, Inc.(b)	940	53,439
Total		71,967
Tobacco —%
British American Tobacco PLC	1,253	84,633
Imperial Brands PLC	643	31,497
Swedish Match AB	3,839	126,648
Total		242,778
Total Consumer Staples		1,696,384
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	9,200	108,560
Atwood Oceanics, Inc.(b)	14,700	115,101
McDermott International, Inc.(b)	4,900	32,046
Total		255,707
Oil, Gas & Consumable Fuels 0.1%
China Petroleum & Chemical Corp., Class H	196,000	159,162
Denbury Resources, Inc.(b)	21,900	48,618
ENI SpA	489	7,601
International Seaways, Inc.(b)	2,900	56,057
Lukoil PJSC	1,903	94,199
MOL Hungarian Oil and Gas NyRt	143	10,768
PDC Energy, Inc.(b)	1,125	62,134
Common Stocks (continued)
Issuer	Shares	Value ($)
Polski Koncern Naftowy Orlen SA	1,753	52,420
PTT PCL, Foreign Registered Shares	12,300	138,082
Repsol SA	2,534	40,121
REX American Resources Corp.(b)	1,500	142,020
SK Innovation Co., Ltd.	981	147,175
Westmoreland Coal Co.(b)	4,100	43,706
Total		1,002,063
Total Energy		1,257,770
Financials 0.4%
Banks 0.2%
ABSA Group Ltd.	4,321	47,531
Agricultural Bank of China Ltd., Class H	24,000	11,064
Banc of California, Inc.	3,305	71,719
Banco Latinoamericano de Comercio Exterior SA, Class E	4,440	127,339
Bank of China Ltd., Class H	326,000	157,690
Bank of Montreal	1,608	113,863
Bank of Nova Scotia (The)	2,939	163,372
BNP Paribas SA	172	12,137
BOC Hong Kong Holdings Ltd.	4,500	18,493
Canadian Imperial Bank of Commerce	1,900	153,456
Cathay General Bancorp	3,700	140,785
Central Pacific Financial Corp.	4,710	147,329
China CITIC Bank Corp., Ltd., Class H	70,000	44,311
China Construction Bank Corp., Class H	39,000	31,655
Credicorp Ltd.	73	11,217
Customers Bancorp, Inc.(b)	4,250	131,452
Dubai Islamic Bank PJSC	22,710	36,294
Enterprise Financial Services Corp.	1,100	46,475
FCB Financial Holdings, Inc., Class A(b)	3,050	144,112
First BanCorp(b)	7,275	42,777
First Citizens BancShares Inc., Class A	275	95,717
First Merchants Corp.	2,200	91,036
Fulton Financial Corp.	1,600	29,520
Hana Financial Group, Inc.	1,314	45,129
Heartland Financial USA, Inc.	400	19,200
Hilltop Holdings, Inc.	4,600	127,926
HSBC Holdings PLC	13,075	107,790
International Bancshares Corp.	4,265	159,511

26	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
LegacyTexas Financial Group, Inc.	1,750	66,168
Prosperity Bancshares, Inc.	1,700	114,240
S&T Bancorp, Inc.	1,300	46,748
Simmons First National Corp., Class A	400	21,860
Societe Generale SA	3,638	198,976
Standard Bank Group Ltd.	8,565	95,086
Sterling Bancorp	2,000	46,500
Toronto-Dominion Bank (The)	400	18,821
United Community Banks, Inc.	4,700	128,545
Wintrust Financial Corp.	2,150	152,349
Total		3,218,193
Capital Markets —%
Arlington Asset Investment Corp., Class A	9,570	139,339
KCG Holdings, Inc., Class A(b)	8,000	159,200
Piper Jaffray Companies	2,030	127,078
Virtus Investment Partners, Inc.	800	85,120
Total		510,737
Consumer Finance —%
Nelnet, Inc., Class A	3,075	138,406
Insurance 0.1%
Allianz SE, Registered Shares	1,110	211,355
Ambac Financial Group, Inc.(b)	3,300	64,119
Assicurazioni Generali SpA	8,939	141,482
AXA SA	6,612	176,532
CNP Assurances	1,181	24,662
Heritage Insurance Holdings, Inc.	8,560	103,576
Hyundai Marine & Fire Insurance Co., Ltd.	422	13,590
Legal & General Group PLC	15,125	48,211
Maiden Holdings Ltd.	8,080	99,788
NN Group NV	2,226	73,810
Swiss Re AG	863	75,111
Universal Insurance Holdings, Inc.	5,717	148,928
Total		1,181,164
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	900	17,055
CYS Investments, Inc.	15,300	130,509
Invesco Mortgage Capital, Inc.	5,500	89,705
Redwood Trust, Inc.	4,250	72,548
Total		309,817
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc.(b)	4,585	109,536
Essent Group Ltd.(b)	4,350	160,994
Flagstar Bancorp, Inc.(b)	4,400	128,656
HomeStreet, Inc.(b)	2,630	68,380
MGIC Investment Corp.(b)	15,900	167,586
Radian Group, Inc.	9,500	160,360
Walker & Dunlop, Inc.(b)	3,400	152,490
Washington Federal, Inc.	4,975	167,657
Total		1,115,659
Total Financials		6,473,976
Health Care 0.3%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	2,295	46,015
bluebird bio, Inc.(b)	705	62,709
Clovis Oncology, Inc.(b)	750	43,417
Coherus Biosciences, Inc.(b)	1,345	25,824
Dynavax Technologies Corp.(b)	3,695	20,507
Exelixis, Inc.(b)	2,500	56,000
Halozyme Therapeutics, Inc.(b)	2,320	32,341
Immunogen, Inc.(b)	6,200	26,908
Immunomedics, Inc.(b)	4,200	24,066
Jounce Therapeutics, Inc.(b)	2,606	73,802
Keryx Biopharmaceuticals, Inc.(b)	14,565	86,225
Kite Pharma, Inc.(b)	880	72,230
NewLink Genetics Corp.(b)	2,400	44,856
OncoMed Pharmaceuticals, Inc.(b)	5,300	20,882
PTC Therapeutics, Inc.(b)	2,725	33,109
Puma Biotechnology, Inc.(b)	2,075	84,245
Ra Pharmaceuticals, Inc.(b)	2,033	47,979
Sage Therapeutics, Inc.(b)	895	63,545
Shire PLC	651	38,255

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spark Therapeutics, Inc.(b)	1,635	94,781
TESARO, Inc.(b)	505	74,533
Total		1,072,229
Health Care Equipment & Supplies 0.1%
Analogic Corp.	1,490	107,057
Angiodynamics, Inc.(b)	7,900	122,608
Haemonetics Corp.(b)	2,400	100,512
Halyard Health, Inc.(b)	2,550	100,725
Integer Holdings Corp.(b)	800	29,400
Masimo Corp.(b)	1,870	192,124
Natus Medical, Inc.(b)	800	28,000
Orthofix International NV(b)	3,750	148,312
Total		828,738
Health Care Providers & Services —%
AMN Healthcare Services, Inc.(b)	2,700	110,295
Magellan Health, Inc.(b)	685	47,128
Molina Healthcare, Inc.(b)	2,780	138,416
Owens & Minor, Inc.	4,175	144,664
Providence Service Corp. (The)(b)	900	39,600
Sinopharm Group Co. Class H	3,600	16,136
Triple-S Management Corp., Class B(b)	4,685	84,798
Total		581,037
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	3,206	144,270
Pra Health Sciences, Inc.(b)	2,310	147,748
Total		292,018
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	1,815	79,951
Astellas Pharma, Inc.	700	9,231
Bayer AG, Registered Shares	218	26,976
GlaxoSmithKline PLC	9,688	194,492
Lannett Co., Inc.(b)	2,700	70,200
Novo Nordisk A/S, Class B	3,439	133,818
Pacira Pharmaceuticals, Inc.(b)	1,750	84,963
Roche Holding AG, Genusschein Shares	826	216,088
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanofi	2,018	190,387
Supernus Pharmaceuticals, Inc.(b)	1,575	51,345
Total		1,057,451
Total Health Care		3,831,473
Industrials 0.3%
Aerospace & Defense —%
Curtiss-Wright Corp.	1,950	182,247
Moog, Inc., Class A(b)	600	41,190
Total		223,437
Air Freight & Logistics —%
Forward Air Corp.	250	13,293
Airlines —%
Deutsche Lufthansa AG, Registered Shares	4,977	85,876
Hawaiian Holdings, Inc.(b)	3,215	174,574
Japan Airlines Co., Ltd.	3,000	94,744
Qantas Airways Ltd.	23,322	73,928
Total		429,122
Building Products —%
Continental Building Product(b)	5,765	140,378
Gibraltar Industries, Inc.(b)	3,800	149,150
Universal Forest Products, Inc.	890	84,808
Total		374,336
Commercial Services & Supplies —%
ACCO Brands Corp.(b)	10,300	146,775
Brady Corp., Class A	3,825	148,984
Quad/Graphics, Inc.	5,515	144,824
Total		440,583
Construction & Engineering 0.1%
Argan, Inc.	2,160	144,396
China Railway Construction Corp., Ltd., Class H	16,500	23,042
Hyundai Development Co.	320	12,560
MYR Group, Inc.(b)	400	16,904
Obayashi Corp.	15,200	147,575
Shimizu Corp.	11,000	105,489
Taisei Corp.	20,000	152,508
Total		602,474

28	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.1%
ABB Ltd.	2,772	67,865
Atkore International Group, Inc.(b)	4,500	118,170
EnerSys	2,250	186,998
Generac Holdings, Inc.(b)	3,775	132,767
Total		505,800
Industrial Conglomerates —%
Hanwha Corp.	2,289	80,303
Siemens AG, Registered Shares	958	137,331
Total		217,634
Machinery 0.1%
Astec Industries, Inc.	2,040	129,234
Chart Industries, Inc.(b)	1,300	47,463
Energy Recovery, Inc.(b)	7,400	62,456
Global Brass & Copper Holdings, Inc.	4,200	149,730
Greenbrier Companies, Inc. (The)	3,400	147,730
KONE OYJ, Class B	185	8,476
Mueller Industries, Inc.	1,625	52,065
Wabash National Corp.(b)	7,330	166,977
Total		764,131
Professional Services —%
Huron Consulting Group, Inc.(b)	1,700	75,650
RPX Corp.(b)	11,260	144,578
TrueBlue, Inc.(b)	4,800	131,280
Total		351,508
Road & Rail —%
ArcBest Corp.	4,945	130,795
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	2,620	167,680
ITOCHU Corp.	6,500	91,975
Mitsubishi Corp.	2,700	58,266
Toyota Tsusho Corp.	1,600	50,517
Total		368,438
Total Industrials		4,421,551
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.3%
Communications Equipment —%
ADTRAN, Inc.	800	16,000
InterDigital, Inc.	600	53,940
Total		69,940
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	1,800	146,790
Benchmark Electronics, Inc.(b)	4,750	150,575
Hitachi Ltd.	29,000	160,207
Hon Hai Precision Industry Co., Ltd.	65,000	212,756
Methode Electronics, Inc.	2,900	129,195
Rogers Corp.(b)	1,800	185,292
Sanmina Corp.(b)	4,290	159,802
Scansource, Inc.(b)	3,400	134,300
Tech Data Corp.(b)	1,700	162,605
TTM Technologies, Inc.(b)	500	8,365
Vishay Intertechnology, Inc.	10,000	163,500
Total		1,613,387
Internet Software & Services 0.1%
Bankrate, Inc.(b)	1,400	14,840
j2 Global, Inc.	2,105	189,955
LogMeIn, Inc.	1,700	192,100
Mixi, Inc.	3,400	188,612
RetailMeNot, Inc.(b)	10,265	119,074
Shutterstock, Inc.(b)	1,425	61,603
Total		766,184
IT Services —%
Cardtronics PLC, Class A(b)	3,500	145,530
Convergys Corp.	6,000	135,060
EVERTEC, Inc.	8,635	136,865
NeuStar, Inc., Class A(b)	2,200	73,040
Science Applications International Corp.	510	37,225
Travelport Worldwide Ltd.	3,500	46,095
Unisys Corp.(b)	10,550	119,215
Total		693,030

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	12,670	149,252
Diodes, Inc.(b)	4,140	96,835
Entegris, Inc.(b)	7,385	183,148
Semtech Corp.(b)	4,700	160,505
Synaptics, Inc.(b)	2,935	160,750
Xcerra Corp.(b)	11,605	113,729
Total		864,219
Software —%
Aspen Technology, Inc.(b)	3,170	194,923
Barracuda Networks, Inc.(b)	5,850	118,931
CommVault Systems, Inc.(b)	3,075	155,134
Progress Software Corp.	4,375	130,025
VASCO Data Security International, Inc.(b)	3,000	40,500
Total		639,513
Technology Hardware, Storage & Peripherals —%
Asustek Computer, Inc.	7,000	68,771
Foxconn Technology Co., Ltd.	27,490	83,760
Pegatron Corp.	56,000	164,924
Samsung Electronics Co., Ltd.	53	103,903
Total		421,358
Total Information Technology		5,067,631
Materials 0.1%
Chemicals 0.1%
Chemours Co. LLC (The)	900	36,261
Ferro Corp.(b)	9,600	172,032
Hyosung Corp.	187	23,618
Innospec, Inc.	2,435	160,710
Koppers Holdings, Inc.(b)	1,200	50,940
Mitsubishi Chemical Holdings Corp.	7,500	58,704
Quaker Chemical Corp.	300	43,380
Rayonier Advanced Materials, Inc.	9,250	122,563
Sinopec Shanghai Petrochemical Co., Ltd.	258,000	144,167
Trinseo SA	2,225	147,740
Total		960,115
Containers & Packaging —%
Greif, Inc., Class A	2,725	159,739
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining —%
AngloGold Ashanti Ltd.	543	6,143
Barrick Gold Corp.	600	10,030
Eregli Demir ve Celik Fabrikalari TAS	62,757	115,021
Fortescue Metals Group Ltd.	29,014	115,002
Materion Corp.	3,425	130,321
Rio Tinto PLC	3,350	132,858
Schnitzer Steel Industries, Inc., Class A	5,350	101,115
Total		610,490
Paper & Forest Products —%
Clearwater Paper Corp.(b)	400	19,440
UPM-Kymmene OYJ	6,423	169,527
Total		188,967
Total Materials		1,919,311
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	10,600	112,254
Ashford Hospitality Trust, Inc.	2,500	15,625
CBL & Associates Properties, Inc.	15,100	139,675
CorEnergy Infrastructure Trust, Inc.	3,641	132,823
DiamondRock Hospitality Co.	4,700	51,747
Four Corners Property Trust, Inc.	2,500	58,325
Government Properties Income Trust	1,700	36,244
LaSalle Hotel Properties	2,475	70,686
Lexington Realty Trust	14,900	151,533
PS Business Parks, Inc.	1,328	161,405
RLJ Lodging Trust	2,500	53,725
Ryman Hospitality Properties, Inc.	2,560	163,277
Sabra Health Care REIT, Inc.	1,200	32,628
Select Income REIT	5,700	142,842
STAG Industrial, Inc.	650	17,134
Summit Hotel Properties, Inc.	9,200	152,076
Washington Prime Group, Inc.	16,200	142,560
Xenia Hotels & Resorts, Inc.	2,450	42,777
Total		1,677,336

30	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development —%
China Vanke Co., Ltd., Class H	15,800	40,037
Guangzhou R&F Properties Co., Ltd., Class H	103,200	173,703
Wheelock & Co., Ltd.	13,402	104,394
Total		318,134
Total Real Estate		1,995,470
Telecommunication Services —%
Diversified Telecommunication Services —%
China Communications Services Corp., Ltd., Class H	32,000	18,210
Cogent Communications Holdings, Inc.	400	18,000
General Communication, Inc., Class A(b)	1,010	37,814
Nippon Telegraph & Telephone Corp.	3,400	145,709
Telefonica SA	961	10,631
Telenor ASA	7,406	119,724
Windstream Holdings, Inc.	18,345	101,265
Total		451,353
Wireless Telecommunication Services —%
Global Telecom Holding SAE(b)	254,111	99,110
Total Telecommunication Services		550,463
Utilities 0.1%
Electric Utilities —%
Endesa SA	1,533	36,128
Enel SpA	15,974	75,936
Korea Electric Power Corp.	3,079	122,730
Portland General Electric Co.	2,410	109,269
Transmissora Alianca de Energia Eletrica SA	5,306	39,218
Total		383,281
Gas Utilities 0.1%
Chesapeake Utilities Corp.	1,950	142,935
Northwest Natural Gas Co.	1,720	102,512
Southwest Gas Corp.	2,125	177,990
Total		423,437
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	2,475	146,173
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities —%
SJW Corp.	2,925	142,857
Total Utilities		1,095,748
Total Common Stocks (Cost $28,989,426)		32,348,311

Equity Funds 40.5%
	Shares	Value ($)
International 9.6%
Columbia European Equity Fund, Class Y Shares(a)	7,814,418	50,481,144
Columbia Overseas Value Fund, Class Y Shares(a)	6,041,069	54,671,673
Columbia Pacific/Asia Fund, Class Y Shares(a),(b)	4,217,536	41,795,779
Total		146,948,596
U.S. Large Cap 29.6%
Columbia Contrarian Core Fund, Class Y Shares(a)	3,106,390	76,883,159
Columbia Disciplined Core Fund, Class Y Shares(a)	5,784,432	63,570,901
Columbia Disciplined Growth Fund, Class Y Shares(a)	7,098,316	65,588,440
Columbia Disciplined Value Fund, Class Y Shares(a)	9,269,738	93,531,661
Columbia Large Cap Growth Fund, Class Y Shares(a)	572,054	22,109,892
Columbia Select Large Cap Equity Fund, Class Y Shares(a),(b)	4,657,919	61,670,845
Columbia Select Large Cap Growth Fund, Class Y Shares(a),(b)	2,319,063	39,006,646
Columbia Select Large-Cap Value Fund, Class Y Shares(a)	1,285,958	32,303,262
Total		454,664,806
U.S. Small Cap 1.3%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	2,077,527	20,733,713
Total Equity Funds (Cost $534,146,351)		622,347,115

Fixed-Income Funds 44.6%

Emerging Markets 4.6%
Columbia Emerging Markets Bond Fund, Class Y Shares(a)	2,284,940	26,962,289
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	4,022,458	44,609,057
Total		71,571,346

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
High Yield 7.0%
Columbia High Yield Bond Fund, Class Y Shares(a)	2,594,673	7,680,233
Columbia Income Opportunities Fund, Class Y Shares(a)	10,014,782	99,847,373
Total		107,527,606
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Class Y Shares(a),(b)	1,594,109	15,239,680
Investment Grade 32.0%
Columbia Corporate Income Fund, Class Y Shares(a)	12,496,365	126,338,249
Columbia Limited Duration Credit Fund, Class Y Shares(a)	3,481,749	34,295,224
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	2,532,574	25,351,063
Columbia Total Return Bond Fund, Class Y Shares(a)	21,379,807	193,273,460
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	12,274,251	66,526,441
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	4,124,447	45,905,098
Total		491,689,535
Total Fixed-Income Funds (Cost $685,124,092)		686,028,167

Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	—	788	13,575
Total Consumer Discretionary			13,575
Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Petroleo Brasileiro SA(b)	—	8,831	38,646
Total Energy			38,646
Financials —%
Banks —%
Banco Bradesco SA	—	17,534	184,397
Itau Unibanco Holding SA	—	1,478	18,272
Total			202,669
Total Financials			202,669
Total Preferred Stocks (Cost $222,882)			254,890

Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(a),(c)	89,951,331	89,951,331
Total Money Market Funds (Cost $89,951,134)		89,951,331
Total Investments (Cost: $1,440,010,210)		1,530,019,207
Other Assets & Liabilities, Net		6,962,612
Net Assets		1,536,981,819

At April 30, 2017, securities and/or cash totaling $8,100,084 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at April 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
BNP Paribas	5/24/2017	151,000 BRL	48,034 USD	747	—
BNP Paribas	5/24/2017	1,103,000 CNY	159,214 USD	—	(319)
BNP Paribas	5/24/2017	54,000 EUR	57,664 USD	—	(1,227)
BNP Paribas	5/24/2017	217,659,000 KRW	192,584 USD	1,235	—
BNP Paribas	5/24/2017	831,000 NOK	96,730 USD	—	(84)
BNP Paribas	5/24/2017	779,000 SEK	86,828 USD	—	(1,228)
BNP Paribas	5/24/2017	3,004,000 THB	86,719 USD	—	(114)
BNP Paribas	5/24/2017	217,000 TRY	57,702 USD	—	(2,996)
32	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at April 30, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
BNP Paribas	5/24/2017	7,617,000 TWD	249,910 USD	—	(2,542)
BNP Paribas	5/24/2017	231,871 USD	307,000 AUD	—	(2,084)
BNP Paribas	5/24/2017	87,135 USD	117,000 CAD	—	(1,397)
BNP Paribas	5/24/2017	212,724 USD	213,000 CHF	1,668	—
BNP Paribas	5/24/2017	212,174 USD	170,000 GBP	8,153	—
BNP Paribas	5/24/2017	57,946 USD	775,091,000 IDR	75	—
BNP Paribas	5/24/2017	48,397 USD	176,000 ILS	234	—
BNP Paribas	5/24/2017	204,164 USD	13,237,000 INR	1,182	—
BNP Paribas	5/24/2017	15,635 USD	1,731,000 JPY	—	(94)
BNP Paribas	5/24/2017	86,553 USD	1,637,000 MXN	51	—
BNP Paribas	5/24/2017	58,043 USD	258,000 MYR	1,451	—
BNP Paribas	5/24/2017	86,481 USD	121,000 SGD	146	—
Total				14,942	(12,085)
Futures contracts outstanding at April 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Mini MSCI EAFE Index	847	USD	77,237,930	06/2017	1,272,299	—
Russell 2000 Mini	3	USD	209,760	06/2017	4,235	—
S&P 500 E-mini	343	USD	40,825,575	06/2017	202,377	—
S&P Mid 400 E-mini	91	USD	15,743,000	06/2017	179,954	—
TOPIX Index	109	JPY	14,960,305	06/2017	—	(112,693)
U.S. Long Bond	245	USD	37,477,344	06/2017	20,062	—
U.S. Long Bond	6	USD	917,813	06/2017	16,997	—
U.S. Treasury 5-Year Note	230	USD	27,233,437	06/2017	143,313	—
Total			214,605,164		1,839,237	(112,693)
Cleared credit default swap contracts outstanding at April 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	7,500,000	—	(139,781)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	9,250,000	—	(32,800)
Total						—	(172,581)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	828,427	2,077	(830,504)*	—	28,473	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	808,029*	(5,338)	802,691	5,806	—	8,829,605
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	—
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	4,310,686
Columbia Commodity Strategy Fund, Class I Shares	3,978,653	1,620,200	(5,598,853)*	—	—	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	5,586,059*	(109,384)	5,476,675	(28,416)	—	29,574,045
Columbia Contrarian Core Fund, Class I Shares	3,326,676	—	(3,326,676)*	—	1,411,008	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	3,118,727*	(12,337)	3,106,390	115,865	—	76,883,159
Columbia Corporate Income Fund, Class I Shares	12,719,884	138,114	(12,857,998)*	—	37,948	528,132	—
Columbia Corporate Income Fund, Class Y Shares	—	12,739,538*	(243,173)	12,496,365	72,886	372,299	126,338,249
Columbia Disciplined Core Fund, Class I Shares	6,078,758	6,235	(6,084,993)*	—	1,544,791	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	5,806,074*	(21,642)	5,784,432	112,845	—	63,570,901
Columbia Disciplined Growth Fund, Class I Shares	7,476,584	—	(7,476,584)*	—	(70,157)	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	7,142,090*	(43,774)	7,098,316	9,423	—	65,588,440
Columbia Disciplined Small Core Fund, Class I Shares	2,144,006	21,449	(2,165,455)*	—	(128,670)	—	—
Columbia Disciplined Small Core Fund, Class Y Shares	—	2,102,074*	(24,547)	2,077,527	(172,422)	—	20,733,713
Columbia Disciplined Value Fund, Class I Shares	9,648,447	10,689	(9,659,136)*	—	493,658	—	—
Columbia Disciplined Value Fund, Class Y Shares	—	9,305,122*	(35,384)	9,269,738	45,629	—	93,531,661
Columbia Diversified Absolute Return Fund, Class I Shares	2,169,972	13,110	(2,183,082)*	—	(13,934)	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	2,156,865*	(21,453)	2,135,412	(8,353)	—	20,499,952
Columbia Emerging Markets Bond Fund, Class I Shares	2,406,864	24,106	(2,430,970)*	—	65,128	170,958	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	2,343,477*	(58,537)	2,284,940	50,349	84,197	26,962,289
Columbia Emerging Markets Fund, Class I Shares	4,286,289	—	(4,286,289)*	—	—	—	—
Columbia Emerging Markets Fund, Class Y Shares	—	4,268,250*	(245,792)	4,022,458	235,958	—	44,609,057
Columbia European Equity Fund, Class I Shares	8,065,814	—	(8,065,814)*	—	—	—	—
Columbia European Equity Fund, Class Y Shares	—	8,279,938*	(465,520)	7,814,418	524,208	—	50,481,144
Columbia High Yield Bond Fund, Class I Shares	2,607,520	19,234	(2,626,754)*	—	(575)	56,056	—
Columbia High Yield Bond Fund, Class Y Shares	—	2,608,212*	(13,539)	2,594,673	(213)	38,490	7,680,233
Columbia Income Opportunities Fund, Class I Shares	10,084,407	76,268	(10,160,675)*	—	78,483	720,722	—
Columbia Income Opportunities Fund, Class Y Shares	—	10,063,669*	(48,887)	10,014,782	21,561	501,064	99,847,373
Columbia Inflation Protected Securities Fund, Class I Shares	1,614,603	13,698	(1,628,301)*	—	(6,336)	—	—
34	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Inflation Protected Securities Fund, Class Y Shares	—	1,611,349*	(17,240)	1,594,109	(11,535)	—	15,239,680
Columbia Large Cap Growth Fund, Class I Shares	597,790	762	(598,552)*	—	423,636	—	—
Columbia Large Cap Growth Fund, Class Y Shares	—	574,302*	(2,248)	572,054	40,596	—	22,109,892
Columbia Limited Duration Credit Fund, Class I Shares	3,496,211	31,386	(3,527,597)*	—	(3,049)	87,222	—
Columbia Limited Duration Credit Fund, Class Y Shares	—	3,508,113*	(26,364)	3,481,749	(2,117)	60,351	34,295,224
Columbia Mortgage Opportunities Fund, Class I Shares	2,631,105	32,559	(2,663,664)*	—	(15,447)	159,063	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	2,586,314*	(53,740)	2,532,574	(4,422)	78,849	25,351,063
Columbia Multi-Asset Income Fund, Class I Shares	3,622,034	31,296	(3,653,330)*	—	—	303,704	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	3,675,728*	—	3,675,728	—	152,554	35,875,105
Columbia Overseas Value Fund, Class I Shares	6,296,658	2,293	(6,298,951)*	—	(38,149)	—	—
Columbia Overseas Value Fund, Class Y Shares	—	6,145,840*	(104,771)	6,041,069	11,320	—	54,671,673
Columbia Pacific/Asia Fund, Class I Shares	4,369,094	36,266	(4,405,360)*	—	300,171	—	—
Columbia Pacific/Asia Fund, Class Y Shares	—	4,299,368*	(81,832)	4,217,536	189,031	—	41,795,779
Columbia Select Large Cap Equity Fund, Class I Shares	4,848,903	—	(4,848,903)*	—	91,567	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	4,688,111*	(30,192)	4,657,919	20,774	—	61,670,845
Columbia Select Large Cap Growth Fund, Class I Shares	2,560,754	3,672	(2,564,426)*	—	516,242	—	—
Columbia Select Large Cap Growth Fund, Class Y Shares	—	2,364,470*	(45,407)	2,319,063	205,185	—	39,006,646
Columbia Select Large-Cap Value Fund, Class I Shares	1,372,678	—	(1,372,678)*	—	543,853	—	—
Columbia Select Large-Cap Value Fund, Class Y Shares	—	1,290,849*	(4,891)	1,285,958	55,897	—	32,303,262
Columbia Short-Term Cash Fund, 0.869%	93,238,902	20,758,706	(24,046,277)	89,951,331	(346)	163,000	89,951,331
Columbia Total Return Bond Fund, Class I Shares	21,679,684	371,659	(22,051,343)*	—	(17,203)	745,774	—
Columbia Total Return Bond Fund, Class Y Shares	—	21,795,067*	(415,260)	21,379,807	(26,990)	539,558	193,273,460
Columbia U.S. Government Mortgage Fund, Class I Shares	12,503,810	232,003	(12,735,813)*	—	(56,605)	246,705	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	12,532,015*	(257,764)	12,274,251	(30,305)	178,076	66,526,441
Columbia U.S. Treasury Index Fund, Class I Shares	4,273,125	4,818	(4,277,943)*	—	—	99,384	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	4,262,077*	(137,630)	4,124,447	(7,684)	70,568	45,905,098
Total	239,385,753	169,570,423	(175,411,668)	233,544,508	6,609,363	5,356,726	1,497,416,006

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	35

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2017 (Unaudited)
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,440,010,000	109,965,000	(19,956,000)	90,009,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
36	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	99,089,393	—	—	—	99,089,393
Common Stocks
Consumer Discretionary	2,922,632	1,115,902	—	—	4,038,534
Consumer Staples	785,879	910,505	—	—	1,696,384
Energy	608,242	649,528	—	—	1,257,770
Financials	4,903,067	1,570,909	—	—	6,473,976
Health Care	3,006,090	825,383	—	—	3,831,473
Industrials	3,231,096	1,190,455	—	—	4,421,551
Information Technology	4,084,698	982,933	—	—	5,067,631
Materials	1,154,271	765,040	—	—	1,919,311
Real Estate	1,677,336	318,134	—	—	1,995,470
Telecommunication Services	157,079	393,384	—	—	550,463
Utilities	860,954	234,794	—	—	1,095,748
Total Common Stocks	23,391,344	8,956,967	—	—	32,348,311
Equity Funds	622,347,115	—	—	—	622,347,115
Fixed-Income Funds	686,028,167	—	—	—	686,028,167
Preferred Stocks
Consumer Discretionary	—	13,575	—	—	13,575
Energy	38,646	—	—	—	38,646
Financials	202,669	—	—	—	202,669
Total Preferred Stocks	241,315	13,575	—	—	254,890
Money Market Funds	—	—	—	89,951,331	89,951,331
Total Investments	1,431,097,334	8,970,542	—	89,951,331	1,530,019,207
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	14,942	—	—	14,942
Futures Contracts	1,839,237	—	—	—	1,839,237
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	37

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(12,085)	—	—	(12,085)
Futures Contracts	(112,693)	—	—	—	(112,693)
Swap Contracts	—	(172,581)	—	—	(172,581)
Total	1,432,823,878	8,800,818	—	89,951,331	1,531,576,027
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
38	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.6%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	1,108,652	12,195,173
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,310,686
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	9,486,935	51,229,447
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	2,637,831	25,323,181
Columbia Multi-Asset Income Fund, Class Y Shares(a)	4,983,329	48,637,287
Total Alternative Strategies Funds (Cost $145,527,034)		141,695,774

Common Stocks 1.5%
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Auto Components —%
Cooper Tire & Rubber Co.	1,400	53,620
Cooper-Standard Holding, Inc.(b)	1,140	128,900
LCI Industries	1,720	173,978
Magna International, Inc.	678	28,321
Superior Industries International, Inc.	5,600	121,800
Total		506,619
Automobiles —%
Peugeot SA(b)	6,107	127,958
Subaru Corp.	2,800	106,154
Suzuki Motor Corp.	2,800	117,048
Total		351,160
Diversified Consumer Services —%
Capella Education Co.	1,821	173,541
DeVry Education Group, Inc.	1,000	37,850
Total		211,391
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	4,800	104,112
Cheesecake Factory, Inc. (The)	3,000	192,480
Compass Group PLC	2,894	58,399
Cracker Barrel Old Country Store, Inc.	885	141,768
InterContinental Hotels Group PLC	2,082	110,453
Papa John’s International, Inc.	1,830	144,680
Ruth’s Hospitality Group, Inc.	7,705	153,329
Total		905,221
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables —%
Electrolux AB, Class B	3,921	116,471
Helen of Troy Ltd.(b)	200	18,800
La-Z-Boy, Inc.	5,425	151,357
Taylor Morrison Home Corp., Class A(b)	6,100	140,910
Total		427,538
Media —%
Gannett Co., Inc.	14,700	122,892
New York Times Co. (The), Class A	5,920	85,544
Scholastic Corp.	1,600	69,168
Total		277,604
Multiline Retail —%
Big Lots, Inc.	3,375	170,404
Harvey Norman Holdings Ltd.	7,141	22,399
Total		192,803
Specialty Retail 0.1%
Aaron’s, Inc.	5,050	181,497
Big 5 Sporting Goods Corp.	9,750	150,150
Buckle, Inc. (The)	1,000	18,700
Chico’s FAS, Inc.	3,000	41,460
Children’s Place, Inc. (The)	1,580	181,384
Francesca’s Holdings Corp.(b)	9,400	148,332
Genesco, Inc.(b)	550	29,315
Pier 1 Imports, Inc.	14,900	100,426
Total		851,264
Textiles, Apparel & Luxury Goods —%
Christian Dior SE	436	119,660
Movado Group, Inc.	6,225	145,665
Total		265,325
Total Consumer Discretionary		3,988,925
Consumer Staples 0.1%
Beverages —%
Coca-Cola Amatil Ltd.	4,669	32,722
Food & Staples Retailing —%
Distribuidora Internacional de Alimentacion SA	17,871	106,386
Jeronimo Martins SGPS SA	4,195	76,998
Koninklijke Ahold Delhaize NV	1,570	32,528
Loblaw Companies Ltd.	258	14,480

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017	39

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SpartanNash Co.	4,635	170,568
SUPERVALU, Inc.(b)	8,480	34,768
Wm Morrison Supermarkets PLC	8,224	25,553
Total		461,281
Food Products 0.1%
China Milk Products Group Ltd.(b),(c),(d)	322,000	0
Dean Foods Co.	8,780	173,317
Fresh Del Monte Produce, Inc.	2,425	148,653
John B. Sanfilippo & Son, Inc.	800	58,800
Marine Harvest ASA	755	12,557
Sanderson Farms, Inc.	1,635	189,300
WH Group Ltd.	133,000	118,657
Total		701,284
Household Products —%
Reckitt Benckiser Group PLC	655	60,327
Personal Products —%
Medifast, Inc.	400	18,528
Usana Health Sciences, Inc.(b)	1,045	59,408
Total		77,936
Tobacco —%
British American Tobacco PLC	873	58,966
Imperial Brands PLC	448	21,945
Swedish Match AB	2,677	88,314
Total		169,225
Total Consumer Staples		1,502,775
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	10,300	121,540
Atwood Oceanics, Inc.(b)	16,340	127,942
McDermott International, Inc.(b)	5,500	35,970
Total		285,452
Oil, Gas & Consumable Fuels 0.1%
China Petroleum & Chemical Corp., Class H	136,000	110,439
Denbury Resources, Inc.(b)	24,400	54,168
ENI SpA	341	5,301
International Seaways, Inc.(b)	3,200	61,856
Lukoil PJSC	1,327	65,687
MOL Hungarian Oil and Gas NyRt	100	7,530
Common Stocks (continued)
Issuer	Shares	Value ($)
PDC Energy, Inc.(b)	1,190	65,724
Polski Koncern Naftowy Orlen SA	1,221	36,512
PTT PCL, Foreign Registered Shares	8,600	96,545
Repsol SA	1,765	27,945
REX American Resources Corp.(b)	1,707	161,619
SK Innovation Co., Ltd.	683	102,467
Westmoreland Coal Co.(b)	4,600	49,036
Total		844,829
Total Energy		1,130,281
Financials 0.3%
Banks 0.1%
ABSA Group Ltd.	3,013	33,143
Agricultural Bank of China Ltd., Class H	17,000	7,837
Banc of California, Inc.	3,750	81,375
Banco Latinoamericano de Comercio Exterior SA, Class E	4,900	140,532
Bank of China Ltd., Class H	227,000	109,803
Bank of Montreal	1,122	79,449
Bank of Nova Scotia (The)	2,049	113,899
BNP Paribas SA	120	8,468
BOC Hong Kong Holdings Ltd.	3,000	12,329
Canadian Imperial Bank of Commerce	1,300	104,996
Cathay General Bancorp	4,100	156,005
Central Pacific Financial Corp.	5,240	163,907
China CITIC Bank Corp., Ltd., Class H	49,000	31,018
China Construction Bank Corp., Class H	27,000	21,915
Credicorp Ltd.	51	7,837
Customers Bancorp, Inc.(b)	4,740	146,608
Dubai Islamic Bank PJSC	15,820	25,283
Enterprise Financial Services Corp.	1,200	50,700
FCB Financial Holdings, Inc., Class A(b)	3,450	163,012
First BanCorp(b)	8,250	48,510
First Citizens BancShares Inc., Class A	275	95,716
First Merchants Corp.	2,400	99,312
Fulton Financial Corp.	1,800	33,210
Hana Financial Group, Inc.	915	31,426
Heartland Financial USA, Inc.	400	19,200
Hilltop Holdings, Inc.	5,100	141,831
HSBC Holdings PLC	9,105	75,061

40	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
International Bancshares Corp.	4,790	179,146
LegacyTexas Financial Group, Inc.	1,950	73,730
Prosperity Bancshares, Inc.	1,900	127,680
S&T Bancorp, Inc.	1,500	53,940
Simmons First National Corp., Class A	400	21,860
Societe Generale SA	2,537	138,758
Standard Bank Group Ltd.	5,973	66,310
Sterling Bancorp	2,200	51,150
Toronto-Dominion Bank (The)	300	14,116
United Community Banks, Inc.	5,200	142,220
Wintrust Financial Corp.	2,385	169,001
Total		3,040,293
Capital Markets —%
Arlington Asset Investment Corp., Class A	10,690	155,646
KCG Holdings, Inc., Class A(b)	8,850	176,115
Piper Jaffray Companies	2,275	142,415
Virtus Investment Partners, Inc.	900	95,760
Total		569,936
Consumer Finance —%
Nelnet, Inc., Class A	3,450	155,285
Insurance 0.1%
Allianz SE, Registered Shares	774	147,377
Ambac Financial Group, Inc.(b)	3,600	69,948
Assicurazioni Generali SpA	6,234	98,669
AXA SA	4,606	122,974
CNP Assurances	823	17,186
Heritage Insurance Holdings, Inc.	9,520	115,192
Hyundai Marine & Fire Insurance Co., Ltd.	294	9,468
Legal & General Group PLC	10,533	33,574
Maiden Holdings Ltd.	9,010	111,274
NN Group NV	1,551	51,429
Swiss Re AG	602	52,395
Universal Insurance Holdings, Inc.	6,348	165,365
Total		994,851
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	1,000	18,950
CYS Investments, Inc.	17,000	145,010
Invesco Mortgage Capital, Inc.	6,100	99,491
Redwood Trust, Inc.	4,700	80,229
Total		343,680
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc.(b)	5,085	121,481
Essent Group Ltd.(b)	4,900	181,349
Flagstar Bancorp, Inc.(b)	4,950	144,738
HomeStreet, Inc.(b)	2,990	77,740
MGIC Investment Corp.(b)	17,590	185,398
Radian Group, Inc.	10,540	177,915
Walker & Dunlop, Inc.(b)	3,740	167,739
Washington Federal, Inc.	5,550	187,035
Total		1,243,395
Total Financials		6,347,440
Health Care 0.2%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	2,550	51,128
bluebird bio, Inc.(b)	785	69,826
Clovis Oncology, Inc.(b)	850	49,207
Coherus Biosciences, Inc.(b)	1,495	28,704
Dynavax Technologies Corp.(b)	4,095	22,727
Exelixis, Inc.(b)	2,800	62,720
Halozyme Therapeutics, Inc.(b)	2,675	37,290
Immunogen, Inc.(b)	6,900	29,946
Immunomedics, Inc.(b)	4,700	26,931
Jounce Therapeutics, Inc.(b)	2,895	81,986
Keryx Biopharmaceuticals, Inc.(b)	16,175	95,756
Kite Pharma, Inc.(b)	975	80,028
NewLink Genetics Corp.(b)	2,600	48,594
OncoMed Pharmaceuticals, Inc.(b)	5,900	23,246
PTC Therapeutics, Inc.(b)	3,025	36,754
Puma Biotechnology, Inc.(b)	2,315	93,989
Ra Pharmaceuticals, Inc.(b)	2,258	53,289
Sage Therapeutics, Inc.(b)	985	69,935
Shire PLC	454	26,678

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017	41

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spark Therapeutics, Inc.(b)	1,820	105,505
TESARO, Inc.(b)	560	82,650
Total		1,176,889
Health Care Equipment & Supplies 0.1%
Analogic Corp.	1,670	119,990
Angiodynamics, Inc.(b)	8,800	136,576
Haemonetics Corp.(b)	2,600	108,888
Halyard Health, Inc.(b)	2,850	112,575
Integer Holdings Corp.(b)	900	33,075
Masimo Corp.(b)	2,075	213,185
Natus Medical, Inc.(b)	875	30,625
Orthofix International NV(b)	4,125	163,144
Total		918,058
Health Care Providers & Services —%
AMN Healthcare Services, Inc.(b)	2,900	118,465
Magellan Health, Inc.(b)	725	49,880
Molina Healthcare, Inc.(b)	3,081	153,403
Owens & Minor, Inc.	4,675	161,989
Providence Service Corp. (The)(b)	1,000	44,000
Sinopharm Group Co. Class H	2,400	10,757
Triple-S Management Corp., Class B(b)	5,170	93,577
Total		632,071
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	3,581	161,145
Pra Health Sciences, Inc.(b)	2,641	168,918
Total		330,063
Pharmaceuticals —%
Aerie Pharmaceuticals, Inc.(b)	2,015	88,761
Astellas Pharma, Inc.	500	6,593
Bayer AG, Registered Shares	152	18,809
GlaxoSmithKline PLC	6,755	135,611
Lannett Co., Inc.(b)	3,000	78,000
Novo Nordisk A/S, Class B	2,398	93,311
Pacira Pharmaceuticals, Inc.(b)	1,950	94,672
Roche Holding AG, Genusschein Shares	576	150,686
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanofi	1,406	132,648
Supernus Pharmaceuticals, Inc.(b)	1,720	56,072
Total		855,163
Total Health Care		3,912,244
Industrials 0.2%
Aerospace & Defense —%
Curtiss-Wright Corp.	2,180	203,743
Moog, Inc., Class A(b)	700	48,055
Total		251,798
Air Freight & Logistics —%
Forward Air Corp.	275	14,622
Airlines —%
Deutsche Lufthansa AG, Registered Shares	3,470	59,873
Hawaiian Holdings, Inc.(b)	3,600	195,480
Japan Airlines Co., Ltd.	2,100	66,321
Qantas Airways Ltd.	16,241	51,482
Total		373,156
Building Products —%
Continental Building Product(b)	6,415	156,205
Gibraltar Industries, Inc.(b)	4,200	164,850
Universal Forest Products, Inc.	975	92,908
Total		413,963
Commercial Services & Supplies —%
ACCO Brands Corp.(b)	11,400	162,450
Brady Corp., Class A	4,225	164,564
Quad/Graphics, Inc.	6,150	161,499
Total		488,513
Construction & Engineering —%
Argan, Inc.	2,400	160,440
China Railway Construction Corp., Ltd., Class H	11,500	16,060
Hyundai Development Co.	223	8,753
MYR Group, Inc.(b)	500	21,130
Obayashi Corp.	10,600	102,914
Shimizu Corp.	8,000	76,719
Taisei Corp.	14,000	106,756
Total		492,772

42	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.1%
ABB Ltd.	1,933	47,325
Atkore International Group, Inc.(b)	5,000	131,300
EnerSys	2,437	202,539
Generac Holdings, Inc.(b)	4,150	145,955
Total		527,119
Industrial Conglomerates —%
Hanwha Corp.	1,595	55,956
Siemens AG, Registered Shares	668	95,759
Total		151,715
Machinery 0.1%
Astec Industries, Inc.	2,325	147,289
Chart Industries, Inc.(b)	1,500	54,765
Energy Recovery, Inc.(b)	8,300	70,052
Global Brass & Copper Holdings, Inc.	4,600	163,990
Greenbrier Companies, Inc. (The)	3,750	162,938
KONE OYJ, Class B	129	5,910
Mueller Industries, Inc.	1,825	58,473
Wabash National Corp.(b)	8,130	185,201
Total		848,618
Professional Services —%
Huron Consulting Group, Inc.(b)	1,955	86,997
RPX Corp.(b)	12,470	160,115
TrueBlue, Inc.(b)	5,300	144,955
Total		392,067
Road & Rail —%
ArcBest Corp.	5,490	145,210
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	2,880	184,320
ITOCHU Corp.	4,500	63,675
Mitsubishi Corp.	1,900	41,002
Toyota Tsusho Corp.	1,100	34,730
Total		323,727
Total Industrials		4,423,280
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.2%
Communications Equipment —%
ADTRAN, Inc.	900	18,000
InterDigital, Inc.	600	53,940
Total		71,940
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	2,000	163,100
Benchmark Electronics, Inc.(b)	5,300	168,010
Hitachi Ltd.	20,000	110,487
Hon Hai Precision Industry Co., Ltd.	45,200	147,947
Methode Electronics, Inc.	3,200	142,560
Rogers Corp.(b)	2,030	208,968
Sanmina Corp.(b)	4,710	175,448
Scansource, Inc.(b)	3,725	147,138
Tech Data Corp.(b)	1,800	172,170
TTM Technologies, Inc.(b)	600	10,038
Vishay Intertechnology, Inc.	11,100	181,485
Total		1,627,351
Internet Software & Services —%
Bankrate, Inc.(b)	1,600	16,960
j2 Global, Inc.	2,300	207,552
LogMeIn, Inc.	1,900	214,700
Mixi, Inc.	2,400	133,138
RetailMeNot, Inc.(b)	11,430	132,588
Shutterstock, Inc.(b)	1,600	69,168
Total		774,106
IT Services —%
Cardtronics PLC, Class A(b)	3,850	160,083
Convergys Corp.	6,650	149,691
EVERTEC, Inc.	9,523	150,940
NeuStar, Inc., Class A(b)	2,400	79,680
Science Applications International Corp.	560	40,874
Travelport Worldwide Ltd.	3,900	51,363
Unisys Corp.(b)	11,700	132,210
Total		764,841

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017	43

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	14,045	165,450
Diodes, Inc.(b)	4,585	107,243
Entegris, Inc.(b)	8,140	201,872
Semtech Corp.(b)	5,200	177,580
Synaptics, Inc.(b)	3,274	179,317
Xcerra Corp.(b)	12,871	126,136
Total		957,598
Software —%
Aspen Technology, Inc.(b)	3,530	217,060
Barracuda Networks, Inc.(b)	6,500	132,145
CommVault Systems, Inc.(b)	3,425	172,791
Progress Software Corp.	4,900	145,628
VASCO Data Security International, Inc.(b)	3,350	45,225
Total		712,849
Technology Hardware, Storage & Peripherals —%
Asustek Computer, Inc.	5,000	49,122
Foxconn Technology Co., Ltd.	19,340	58,928
Pegatron Corp.	39,000	114,858
Samsung Electronics Co., Ltd.	37	72,536
Total		295,444
Total Information Technology		5,204,129
Materials 0.1%
Chemicals 0.1%
Chemours Co. LLC (The)	1,000	40,290
Ferro Corp.(b)	10,700	191,744
Hyosung Corp.	130	16,419
Innospec, Inc.	2,605	171,930
Koppers Holdings, Inc.(b)	1,300	55,185
Mitsubishi Chemical Holdings Corp.	5,200	40,701
Quaker Chemical Corp.	300	43,380
Rayonier Advanced Materials, Inc.	10,250	135,813
Sinopec Shanghai Petrochemical Co., Ltd.	180,000	100,582
Trinseo SA	2,570	170,648
Total		966,692
Containers & Packaging —%
Greif, Inc., Class A	3,025	177,325
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining —%
AngloGold Ashanti Ltd.	378	4,277
Barrick Gold Corp.	400	6,687
Eregli Demir ve Celik Fabrikalari TAS	43,661	80,022
Fortescue Metals Group Ltd.	20,212	80,113
Materion Corp.	3,805	144,780
Rio Tinto PLC	2,333	92,524
Schnitzer Steel Industries, Inc., Class A	6,000	113,400
Total		521,803
Paper & Forest Products —%
Clearwater Paper Corp.(b)	500	24,300
UPM-Kymmene OYJ	4,477	118,165
Total		142,465
Total Materials		1,808,285
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	11,850	125,491
Ashford Hospitality Trust, Inc.	2,800	17,500
CBL & Associates Properties, Inc.	16,800	155,400
CorEnergy Infrastructure Trust, Inc.	4,043	147,489
DiamondRock Hospitality Co.	5,200	57,252
Four Corners Property Trust, Inc.	2,800	65,324
Government Properties Income Trust	1,900	40,508
LaSalle Hotel Properties	2,700	77,112
Lexington Realty Trust	16,600	168,822
PS Business Parks, Inc.	1,496	181,824
RLJ Lodging Trust	2,755	59,205
Ryman Hospitality Properties, Inc.	2,900	184,962
Sabra Health Care REIT, Inc.	1,300	35,347
Select Income REIT	6,300	157,878
STAG Industrial, Inc.	750	19,770
Summit Hotel Properties, Inc.	10,300	170,259
Washington Prime Group, Inc.	18,000	158,400
Xenia Hotels & Resorts, Inc.	2,700	47,142
Total		1,869,685

44	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development —%
China Vanke Co., Ltd., Class H	11,000	27,874
Guangzhou R&F Properties Co., Ltd., Class H	72,000	121,188
Wheelock & Co., Ltd.	9,336	72,722
Total		221,784
Total Real Estate		2,091,469
Telecommunication Services —%
Diversified Telecommunication Services —%
China Communications Services Corp., Ltd., Class H	22,000	12,520
Cogent Communications Holdings, Inc.	400	18,000
General Communication, Inc., Class A(b)	1,140	42,682
Nippon Telegraph & Telephone Corp.	2,400	102,853
Telefonica SA	670	7,411
Telenor ASA	5,162	83,448
Windstream Holdings, Inc.	20,279	111,940
Total		378,854
Wireless Telecommunication Services —%
Global Telecom Holding SAE(b)	177,180	69,105
Total Telecommunication Services		447,959
Utilities —%
Electric Utilities —%
Endesa SA	1,069	25,193
Enel SpA	11,124	52,880
Korea Electric Power Corp.	2,146	85,540
Portland General Electric Co.	2,720	123,325
Transmissora Alianca de Energia Eletrica SA	3,700	27,348
Total		314,286
Gas Utilities —%
Chesapeake Utilities Corp.	2,175	159,428
Northwest Natural Gas Co.	1,915	114,134
Southwest Gas Corp.	2,400	201,024
Total		474,586
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	2,750	162,415
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities —%
SJW Corp.	3,185	155,555
Total Utilities		1,106,842
Total Common Stocks (Cost $28,876,100)		31,963,629

Equity Funds 50.4%
	Shares	Value ($)
International 11.4%
Columbia European Equity Fund, Class Y Shares(a)	10,547,149	68,134,584
Columbia Overseas Value Fund, Class Y Shares(a)	11,246,940	101,784,806
Columbia Pacific/Asia Fund, Class Y Shares(a),(b)	7,606,717	75,382,565
Total		245,301,955
U.S. Large Cap 37.7%
Columbia Contrarian Core Fund, Class Y Shares(a)	5,275,890	130,578,287
Columbia Disciplined Core Fund, Class Y Shares(a)	11,548,059	126,913,162
Columbia Disciplined Growth Fund, Class Y Shares(a)	9,692,289	89,556,753
Columbia Disciplined Value Fund, Class Y Shares(a)	16,506,449	166,550,070
Columbia Large Cap Growth Fund, Class Y Shares(a)	1,669,681	64,533,170
Columbia Select Large Cap Equity Fund, Class Y Shares(a),(b)	7,246,160	95,939,154
Columbia Select Large Cap Growth Fund, Class Y Shares(a),(b)	4,503,920	75,755,941
Columbia Select Large-Cap Value Fund, Class Y Shares(a)	2,517,903	63,249,724
Total		813,076,261
U.S. Small Cap 1.3%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	1,072,078	10,699,335
Columbia Select Smaller-Cap Value Fund, Class Y Shares(a),(b)	295,312	6,399,422
Columbia Small Cap Growth Fund I, Class Y Shares(a),(b)	532,598	10,524,129
Total		27,622,886
Total Equity Funds (Cost $929,830,883)		1,086,001,102

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017	45

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2017 (Unaudited)
Fixed-Income Funds 29.3%
	Shares	Value ($)
Emerging Markets 6.4%
Columbia Emerging Markets Bond Fund, Class Y Shares(a)	2,242,348	26,459,703
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	10,035,597	111,294,775
Total		137,754,478
High Yield 7.4%
Columbia High Yield Bond Fund, Class Y Shares(a)	20,509,941	60,709,425
Columbia Income Opportunities Fund, Class Y Shares(a)	9,938,331	99,085,168
Total		159,794,593
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Class Y Shares(a),(b)	1,105,013	10,563,922
Investment Grade 15.0%
Columbia Corporate Income Fund, Class Y Shares(a)	16,376,671	165,568,145
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	1,897,994	18,998,920
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	22,535,578	122,142,835
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	1,467,896	16,337,678
Total		323,047,578
Total Fixed-Income Funds (Cost $615,070,926)		631,160,571

Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	—	549	9,458
Total Consumer Discretionary			9,458
Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Petroleo Brasileiro SA(b)	—	6,150	26,913
Total Energy			26,913
Financials —%
Banks —%
Banco Bradesco SA	—	12,223	128,543
Itau Unibanco Holding SA	—	1,031	12,746
Total			141,289
Total Financials			141,289
Total Preferred Stocks (Cost $155,344)			177,660

Money Market Funds 11.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(a),(e)	251,063,087	251,063,087
Total Money Market Funds (Cost $251,061,626)		251,063,087
Total Investments (Cost: $1,970,521,913)		2,142,061,823
Other Assets & Liabilities, Net		12,706,954
Net Assets		2,154,768,777

At April 30, 2017, securities and/or cash totaling $14,810,441 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at April 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	5/24/2017	105,000 BRL	33,381 USD	499	—
Citi	5/24/2017	746,000 CNY	107,726 USD	—	(172)
Citi	5/24/2017	38,000 EUR	40,607 USD	—	(834)
Citi	5/24/2017	151,841,000 KRW	134,218 USD	731	—
46	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at April 30, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	5/24/2017	580,000 NOK	67,491 USD	—	(81)
Citi	5/24/2017	543,000 SEK	60,548 USD	—	(831)
Citi	5/24/2017	2,095,000 THB	60,453 USD	—	(104)
Citi	5/24/2017	152,000 TRY	40,420 USD	—	(2,096)
Citi	5/24/2017	5,314,000 TWD	174,344 USD	—	(1,779)
Citi	5/24/2017	161,798 USD	214,000 AUD	—	(1,621)
Citi	5/24/2017	60,318 USD	81,000 CAD	—	(961)
Citi	5/24/2017	148,883 USD	149,000 CHF	1,090	—
Citi	5/24/2017	148,593 USD	119,000 GBP	5,636	—
Citi	5/24/2017	40,437 USD	540,711,000 IDR	39	—
Citi	5/24/2017	33,768 USD	123,000 ILS	218	—
Citi	5/24/2017	142,412 USD	9,234,000 INR	835	—
Citi	5/24/2017	7,526 USD	833,000 JPY	—	(47)
Citi	5/24/2017	60,359 USD	1,142,000 MXN	57	—
Citi	5/24/2017	40,545 USD	180,000 MYR	962	—
Citi	5/24/2017	60,760 USD	85,000 SGD	94	—
Total				10,161	(8,526)
Futures contracts outstanding at April 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Mini MSCI EAFE Index	1,205	USD	109,883,950	06/2017	1,381,476	—
Russell 2000 Mini	424	USD	29,646,080	06/2017	636,089	—
S&P 500 E-mini	734	USD	87,364,350	06/2017	433,075	—
S&P Mid 400 E-mini	174	USD	30,102,000	06/2017	344,088	—
TOPIX Index	176	JPY	24,156,089	06/2017	—	(181,963)
U.S. Long Bond	109	USD	16,673,594	06/2017	308,770	—
U.S. Long Bond	250	USD	38,242,187	06/2017	20,471	—
U.S. Treasury 10-Year Note	13	USD	1,634,344	06/2017	15,614	—
U.S. Treasury 5-Year Note	577	USD	68,320,406	06/2017	359,529	—
Total			406,023,000		3,499,112	(181,963)
Cleared credit default swap contracts outstanding at April 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	10,500,000	—	(195,693)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	12,500,000	—	(44,330)
Total						—	(240,023)
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017	47

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,144,206	22,453	(1,166,659)*	—	58,453	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	1,115,249*	(6,597)	1,108,652	6,918	—	12,195,173
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	—
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	4,310,686
Columbia Commodity Strategy Fund, Class I Shares	6,297,489	3,655,781	(9,953,270)*	—	(211)	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	9,926,576*	(439,641)	9,486,935	(110,977)	—	51,229,447
Columbia Contrarian Core Fund, Class I Shares	5,538,551	23,077	(5,561,628)*	—	1,668,309	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	5,295,387*	(19,497)	5,275,890	181,896	—	130,578,287
Columbia Corporate Income Fund, Class I Shares	16,421,977	400,095	(16,822,072)*	—	34,293	687,244	—
Columbia Corporate Income Fund, Class Y Shares	—	16,763,716*	(387,045)	16,376,671	124,263	489,263	165,568,145
Columbia Disciplined Core Fund, Class I Shares	12,173,141	43,997	(12,217,138)*	—	3,090,684	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	11,591,165*	(43,106)	11,548,059	203,824	—	126,913,162
Columbia Disciplined Growth Fund, Class I Shares	10,209,743	31,675	(10,241,418)*	—	314,029	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	9,740,835*	(48,546)	9,692,289	40,500	—	89,556,753
Columbia Disciplined Small Core Fund, Class I Shares	1,093,755	14,513	(1,108,268)*	—	(25,206)	—	—
Columbia Disciplined Small Core Fund, Class Y Shares	—	1,081,723*	(9,645)	1,072,078	(68,561)	—	10,699,334
Columbia Disciplined Value Fund, Class I Shares	17,188,273	60,161	(17,248,434)*	—	634,667	—	—
Columbia Disciplined Value Fund, Class Y Shares	—	16,568,775*	(62,326)	16,506,449	82,021	—	166,550,070
Columbia Diversified Absolute Return Fund, Class I Shares	2,730,823	44,508	(2,775,331)*	—	(44,356)	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	2,685,064*	(47,233)	2,637,831	(18,859)	—	25,323,181
Columbia Emerging Markets Bond Fund, Class I Shares	2,339,511	47,896	(2,387,407)*	—	15,605	166,054	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	2,269,272*	(26,924)	2,242,348	8,956	82,567	26,459,703
Columbia Emerging Markets Fund, Class I Shares	10,936,948	—	(10,936,948)*	—	279,400	—	—
Columbia Emerging Markets Fund, Class Y Shares	—	10,073,003*	(37,406)	10,035,597	26,813	—	111,294,775
Columbia European Equity Fund, Class I Shares	11,039,188	—	(11,039,188)*	—	—	—	—
Columbia European Equity Fund, Class Y Shares	—	11,332,563*	(785,414)	10,547,149	497,669	—	68,134,584
48	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia High Yield Bond Fund, Class I Shares	20,742,021	225,198	(20,967,219)*	—	72,785	448,270	—
Columbia High Yield Bond Fund, Class Y Shares	—	20,805,911*	(295,970)	20,509,941	31,590	305,406	60,709,425
Columbia Income Opportunities Fund, Class I Shares	10,242,330	151,682	(10,394,012)*	—	164,132	728,867	—
Columbia Income Opportunities Fund, Class Y Shares	—	10,187,395*	(249,064)	9,938,331	80,443	498,501	99,085,168
Columbia Inflation Protected Securities Fund, Class I Shares	1,097,533	22,742	(1,120,275)*	—	117	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	1,113,335*	(8,322)	1,105,013	1,595	—	10,563,922
Columbia Large Cap Growth Fund, Class I Shares	1,775,975	13,798	(1,789,773)*	—	1,189,591	—	—
Columbia Large Cap Growth Fund, Class Y Shares	—	1,707,490*	(37,809)	1,669,681	580,769	—	64,533,170
Columbia Mortgage Opportunities Fund, Class I Shares	1,906,382	41,624	(1,948,006)*	—	(993)	117,447	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	1,945,456*	(47,462)	1,897,994	(1,719)	59,073	18,998,920
Columbia Multi-Asset Income Fund, Class I Shares	4,910,534	42,429	(4,952,963)*	—	—	411,744	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	4,983,329*	—	4,983,329	—	206,823	48,637,287
Columbia Overseas Value Fund, Class I Shares	11,780,932	77,649	(11,858,581)*	—	(134,590)	—	—
Columbia Overseas Value Fund, Class Y Shares	—	11,467,066*	(220,126)	11,246,940	28,307	—	101,784,806
Columbia Pacific/Asia Fund, Class I Shares	7,855,521	99,589	(7,955,110)*	—	899,900	—	—
Columbia Pacific/Asia Fund, Class Y Shares	—	7,638,400*	(31,683)	7,606,717	71,689	—	75,382,565
Columbia Select Large Cap Equity Fund, Class I Shares	7,525,844	22,942	(7,548,786)*	—	180,324	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	7,273,165*	(27,005)	7,246,160	14,469	—	95,939,154
Columbia Select Large Cap Growth Fund, Class I Shares	4,948,254	19,591	(4,967,845)*	—	449,835	—	—
Columbia Select Large Cap Growth Fund, Class Y Shares	—	4,603,274*	(99,354)	4,503,920	261,278	—	75,755,941
Columbia Select Large-Cap Value Fund, Class I Shares	2,665,211	20,745	(2,685,956)*	—	1,269,767	—	—
Columbia Select Large-Cap Value Fund, Class Y Shares	—	2,527,287*	(9,384)	2,517,903	98,319	—	63,249,724
Columbia Select Smaller-Cap Value Fund, Class I Shares	302,708	3,815	(306,523)*	—	13,020	—	—
Columbia Select Smaller-Cap Value Fund, Class Y Shares	—	297,418*	(2,106)	295,312	11,487	—	6,399,422
Columbia Short-Term Cash Fund, 0.869%	250,600,424	49,684,338	(49,221,675)	251,063,087	(754)	447,484	251,063,087
Columbia Small Cap Growth Fund I, Class I Shares	570,788	25,428	(596,216)*	—	(799,727)	—	—
Columbia Small Cap Growth Fund I, Class Y Shares	—	536,503*	(3,905)	532,598	(49,614)	—	10,524,129
Columbia U.S. Government Mortgage Fund, Class I Shares	22,484,505	752,493	(23,236,998)*	—	(18,267)	448,111	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	23,265,536*	(729,958)	22,535,578	(47,236)	329,143	122,142,835
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017	49

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia U.S. Treasury Index Fund, Class I Shares	1,573,968	61,583	(1,635,551)*	—	(71,000)	36,663	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	1,543,684*	(75,788)	1,467,896	(52,148)	25,435	16,337,678
Total	448,554,636	254,406,475	(256,852,667)	446,108,444	11,243,499	5,488,095	2,109,920,533

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2017, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d)	Negligible market value.
(e)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,970,522,000	189,411,000	(17,871,000)	171,540,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
50	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	141,695,774	—	—	—	141,695,774
Common Stocks
Consumer Discretionary	3,210,383	778,542	—	—	3,988,925
Consumer Staples	867,822	634,953	0*	—	1,502,775
Energy	677,855	452,426	—	—	1,130,281
Financials	5,253,017	1,094,423	—	—	6,347,440
Health Care	3,337,151	575,093	—	—	3,912,244
Industrials	3,590,045	833,235	—	—	4,423,280
Information Technology	4,517,113	687,016	—	—	5,204,129
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017	51

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	1,275,482	532,803	—	—	1,808,285
Real Estate	1,869,685	221,784	—	—	2,091,469
Telecommunication Services	172,622	275,337	—	—	447,959
Utilities	943,229	163,613	—	—	1,106,842
Total Common Stocks	25,714,404	6,249,225	0*	—	31,963,629
Equity Funds	1,086,001,102	—	—	—	1,086,001,102
Fixed-Income Funds	631,160,571	—	—	—	631,160,571
Preferred Stocks
Consumer Discretionary	—	9,458	—	—	9,458
Energy	26,913	—	—	—	26,913
Financials	141,289	—	—	—	141,289
Total Preferred Stocks	168,202	9,458	—	—	177,660
Money Market Funds	—	—	—	251,063,087	251,063,087
Total Investments	1,884,740,053	6,258,683	0*	251,063,087	2,142,061,823
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	10,161	—	—	10,161
Futures Contracts	3,499,112	—	—	—	3,499,112
Liability
Forward Foreign Currency Exchange Contracts	—	(8,526)	—	—	(8,526)
Futures Contracts	(181,963)	—	—	—	(181,963)
Swap Contracts	—	(240,023)	—	—	(240,023)
Total	1,888,057,202	6,020,295	0*	251,063,087	2,145,140,584

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
52	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.8%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	180,104	1,981,139
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,310,687
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	3,706,842	20,016,947
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	713,298	6,847,656
Columbia Multi-Asset Income Fund, Class Y Shares(a)	1,436,789	14,023,066
Total Alternative Strategies Funds (Cost $48,772,037)		47,179,495

Common Stocks 2.8%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Cooper Tire & Rubber Co.	614	23,516
Cooper-Standard Holding, Inc.(b)	505	57,100
LCI Industries	740	74,851
Magna International, Inc.	803	33,543
Superior Industries International, Inc.	2,455	53,396
Total		242,406
Automobiles 0.1%
Peugeot SA(b)	7,235	151,592
Subaru Corp.	3,300	125,110
Suzuki Motor Corp.	3,300	137,950
Total		414,652
Diversified Consumer Services —%
Capella Education Co.	831	79,194
DeVry Education Group, Inc.	400	15,140
Total		94,334
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	2,125	46,091
Cheesecake Factory, Inc. (The)	1,310	84,050
Compass Group PLC	3,434	69,295
Cracker Barrel Old Country Store, Inc.	385	61,673
InterContinental Hotels Group PLC	2,464	130,719
Papa John’s International, Inc.	805	63,643
Ruth’s Hospitality Group, Inc.	3,396	67,581
Total		523,052
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables —%
Electrolux AB, Class B	4,643	137,917
Helen of Troy Ltd.(b)	100	9,400
La-Z-Boy, Inc.	2,475	69,053
Taylor Morrison Home Corp., Class A(b)	2,700	62,370
Total		278,740
Media —%
Gannett Co., Inc.	6,550	54,758
New York Times Co. (The), Class A	2,595	37,498
Scholastic Corp.	725	31,342
Total		123,598
Multiline Retail —%
Big Lots, Inc.	1,480	74,725
Harvey Norman Holdings Ltd.	8,460	26,536
Total		101,261
Specialty Retail 0.1%
Aaron’s, Inc.	2,250	80,865
Big 5 Sporting Goods Corp.	4,275	65,835
Buckle, Inc. (The)	400	7,480
Chico’s FAS, Inc.	1,300	17,966
Children’s Place, Inc. (The)	725	83,230
Francesca’s Holdings Corp.(b)	4,175	65,882
Genesco, Inc.(b)	270	14,391
Pier 1 Imports, Inc.	6,630	44,686
Total		380,335
Textiles, Apparel & Luxury Goods —%
Christian Dior SE	517	141,890
Movado Group, Inc.	2,765	64,701
Total		206,591
Total Consumer Discretionary		2,364,969
Consumer Staples 0.2%
Beverages —%
Coca-Cola Amatil Ltd.	5,527	38,736
Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion SA	21,149	125,901
Jeronimo Martins SGPS SA	4,967	91,168
Koninklijke Ahold Delhaize NV	1,858	38,495
Loblaw Companies Ltd.	306	17,173

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017	53

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SpartanNash Co.	2,000	73,600
SUPERVALU, Inc.(b)	3,730	15,293
Wm Morrison Supermarkets PLC	9,753	30,304
Total		391,934
Food Products 0.1%
Dean Foods Co.	3,883	76,650
Fresh Del Monte Produce, Inc.	1,070	65,591
John B. Sanfilippo & Son, Inc.	400	29,400
Marine Harvest ASA	894	14,869
Sanderson Farms, Inc.	745	86,256
WH Group Ltd.	157,500	140,514
Total		413,280
Household Products —%
Reckitt Benckiser Group PLC	776	71,471
Personal Products —%
Medifast, Inc.	200	9,264
Usana Health Sciences, Inc.(b)	460	26,151
Total		35,415
Tobacco —%
British American Tobacco PLC	1,034	69,841
Imperial Brands PLC	530	25,962
Swedish Match AB	3,169	104,544
Total		200,347
Total Consumer Staples		1,151,183
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	4,600	54,280
Atwood Oceanics, Inc.(b)	7,215	56,494
McDermott International, Inc.(b)	2,400	15,696
Total		126,470
Oil, Gas & Consumable Fuels 0.1%
China Petroleum & Chemical Corp., Class H	162,000	131,553
Denbury Resources, Inc.(b)	10,800	23,976
ENI SpA	404	6,280
International Seaways, Inc.(b)	1,400	27,062
Lukoil PJSC	1,571	77,765
MOL Hungarian Oil and Gas NyRt	118	8,885
PDC Energy, Inc.(b)	495	27,339
Common Stocks (continued)
Issuer	Shares	Value ($)
Polski Koncern Naftowy Orlen SA	1,447	43,270
PTT PCL, Foreign Registered Shares	10,200	114,507
Repsol SA	2,091	33,107
REX American Resources Corp.(b)	774	73,282
SK Innovation Co., Ltd.	810	121,520
Westmoreland Coal Co.(b)	2,000	21,320
Total		709,866
Total Energy		836,336
Financials 0.5%
Banks 0.3%
ABSA Group Ltd.	3,567	39,237
Agricultural Bank of China Ltd., Class H	20,000	9,220
Banc of California, Inc.	1,698	36,847
Banco Latinoamericano de Comercio Exterior SA, Class E	2,185	62,666
Bank of China Ltd., Class H	269,000	130,119
Bank of Montreal	1,328	94,036
Bank of Nova Scotia (The)	2,426	134,856
BNP Paribas SA	142	10,020
BOC Hong Kong Holdings Ltd.	3,500	14,383
Canadian Imperial Bank of Commerce	1,600	129,226
Cathay General Bancorp	1,825	69,441
Central Pacific Financial Corp.	2,315	72,413
China CITIC Bank Corp., Ltd., Class H	58,000	36,715
China Construction Bank Corp., Class H	32,000	25,973
Credicorp Ltd.	60	9,220
Customers Bancorp, Inc.(b)	2,091	64,675
Dubai Islamic Bank PJSC	18,742	29,952
Enterprise Financial Services Corp.	500	21,125
FCB Financial Holdings, Inc., Class A(b)	1,550	73,237
First BanCorp(b)	3,385	19,904
First Citizens BancShares Inc., Class A	130	45,248
First Merchants Corp.	1,100	45,518
Fulton Financial Corp.	800	14,760
Hana Financial Group, Inc.	1,085	37,264
Heartland Financial USA, Inc.	200	9,600
Hilltop Holdings, Inc.	2,275	63,268
HSBC Holdings PLC	10,798	89,018
International Bancshares Corp.	2,095	78,353

54	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
LegacyTexas Financial Group, Inc.	875	33,084
Prosperity Bancshares, Inc.	850	57,120
S&T Bancorp, Inc.	600	21,576
Simmons First National Corp., Class A	200	10,930
Societe Generale SA	3,004	164,300
Standard Bank Group Ltd.	7,069	78,478
Sterling Bancorp	1,000	23,250
Toronto-Dominion Bank (The)	400	18,821
United Community Banks, Inc.	2,275	62,221
Wintrust Financial Corp.	1,060	75,112
Total		2,011,186
Capital Markets —%
Arlington Asset Investment Corp., Class A	4,785	69,670
KCG Holdings, Inc., Class A(b)	3,945	78,505
Piper Jaffray Companies	1,000	62,600
Virtus Investment Partners, Inc.	400	42,560
Total		253,335
Consumer Finance —%
Nelnet, Inc., Class A	1,565	70,441
Insurance 0.1%
Allianz SE, Registered Shares	916	174,415
Ambac Financial Group, Inc.(b)	1,625	31,574
Assicurazioni Generali SpA	7,377	116,760
AXA SA	5,457	145,695
CNP Assurances	975	20,360
Heritage Insurance Holdings, Inc.	4,170	50,457
Hyundai Marine & Fire Insurance Co., Ltd.	348	11,207
Legal & General Group PLC	12,491	39,815
Maiden Holdings Ltd.	3,950	48,782
NN Group NV	1,837	60,912
Swiss Re AG	713	62,056
Universal Insurance Holdings, Inc.	2,806	73,096
Total		835,129
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	400	7,580
CYS Investments, Inc.	7,500	63,975
Invesco Mortgage Capital, Inc.	2,700	44,037
Redwood Trust, Inc.	2,050	34,993
Total		150,585
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc.(b)	2,240	53,514
Essent Group Ltd.(b)	2,125	78,646
Flagstar Bancorp, Inc.(b)	2,225	65,059
HomeStreet, Inc.(b)	1,275	33,150
MGIC Investment Corp.(b)	7,835	82,581
Radian Group, Inc.	4,665	78,745
Walker & Dunlop, Inc.(b)	1,645	73,778
Washington Federal, Inc.	2,445	82,397
Total		547,870
Total Financials		3,868,546
Health Care 0.3%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	1,125	22,556
bluebird bio, Inc.(b)	350	31,132
Clovis Oncology, Inc.(b)	375	21,709
Coherus Biosciences, Inc.(b)	665	12,768
Dynavax Technologies Corp.(b)	1,825	10,129
Exelixis, Inc.(b)	1,250	28,000
Halozyme Therapeutics, Inc.(b)	1,190	16,589
Immunogen, Inc.(b)	3,100	13,454
Immunomedics, Inc.(b)	2,100	12,033
Jounce Therapeutics, Inc.(b)	1,287	36,448
Keryx Biopharmaceuticals, Inc.(b)	7,180	42,505
Kite Pharma, Inc.(b)	435	35,705
NewLink Genetics Corp.(b)	1,150	21,493
OncoMed Pharmaceuticals, Inc.(b)	2,600	10,244
PTC Therapeutics, Inc.(b)	1,345	16,342
Puma Biotechnology, Inc.(b)	1,025	41,615
Ra Pharmaceuticals, Inc.(b)	1,002	23,647
Sage Therapeutics, Inc.(b)	445	31,595
Shire PLC	538	31,615

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017	55

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spark Therapeutics, Inc.(b)	805	46,666
TESARO, Inc.(b)	240	35,421
Total		541,666
Health Care Equipment & Supplies 0.1%
Analogic Corp.	690	49,577
Angiodynamics, Inc.(b)	3,900	60,528
Haemonetics Corp.(b)	1,200	50,256
Halyard Health, Inc.(b)	1,300	51,350
Integer Holdings Corp.(b)	400	14,700
Masimo Corp.(b)	915	94,007
Natus Medical, Inc.(b)	390	13,650
Orthofix International NV(b)	1,800	71,190
Total		405,258
Health Care Providers & Services —%
AMN Healthcare Services, Inc.(b)	1,300	53,105
Magellan Health, Inc.(b)	330	22,704
Molina Healthcare, Inc.(b)	1,360	67,714
Owens & Minor, Inc.	2,110	73,112
Providence Service Corp. (The)(b)	500	22,000
Sinopharm Group Co. Class H	2,800	12,550
Triple-S Management Corp., Class B(b)	2,345	42,445
Total		293,630
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	1,580	71,100
Pra Health Sciences, Inc.(b)	1,185	75,793
Total		146,893
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	900	39,645
Astellas Pharma, Inc.	600	7,912
Bayer AG, Registered Shares	180	22,274
GlaxoSmithKline PLC	7,997	160,544
Lannett Co., Inc.(b)	1,400	36,400
Novo Nordisk A/S, Class B	2,839	110,471
Pacira Pharmaceuticals, Inc.(b)	875	42,481
Roche Holding AG, Genusschein Shares	682	178,417
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanofi	1,666	157,178
Supernus Pharmaceuticals, Inc.(b)	775	25,265
Total		780,587
Total Health Care		2,168,034
Industrials 0.4%
Aerospace & Defense —%
Curtiss-Wright Corp.	965	90,189
Moog, Inc., Class A(b)	300	20,595
Total		110,784
Air Freight & Logistics —%
Forward Air Corp.	120	6,380
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	4,108	70,882
Hawaiian Holdings, Inc.(b)	1,575	85,522
Japan Airlines Co., Ltd.	2,500	78,953
Qantas Airways Ltd.	19,260	61,052
Total		296,409
Building Products —%
Continental Building Product(b)	2,790	67,937
Gibraltar Industries, Inc.(b)	1,870	73,397
Universal Forest Products, Inc.	435	41,451
Total		182,785
Commercial Services & Supplies —%
ACCO Brands Corp.(b)	5,050	71,963
Brady Corp., Class A	1,880	73,226
Quad/Graphics, Inc.	2,750	72,215
Total		217,404
Construction & Engineering 0.1%
Argan, Inc.	1,010	67,518
China Railway Construction Corp., Ltd., Class H	13,500	18,853
Hyundai Development Co.	264	10,362
MYR Group, Inc.(b)	200	8,452
Obayashi Corp.	12,600	122,332
Shimizu Corp.	9,000	86,309
Taisei Corp.	17,000	129,632
Total		443,458

56	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.1%
ABB Ltd.	2,288	56,016
Atkore International Group, Inc.(b)	2,200	57,772
EnerSys	1,110	92,252
Generac Holdings, Inc.(b)	1,830	64,361
Total		270,401
Industrial Conglomerates —%
Hanwha Corp.	1,889	66,270
Siemens AG, Registered Shares	791	113,392
Total		179,662
Machinery 0.1%
Astec Industries, Inc.	1,060	67,151
Chart Industries, Inc.(b)	700	25,557
Energy Recovery, Inc.(b)	3,700	31,228
Global Brass & Copper Holdings, Inc.	2,020	72,013
Greenbrier Companies, Inc. (The)	1,630	70,823
KONE OYJ, Class B	153	7,010
Mueller Industries, Inc.	795	25,472
Wabash National Corp.(b)	3,590	81,780
Total		381,034
Professional Services —%
Huron Consulting Group, Inc.(b)	870	38,715
RPX Corp.(b)	5,520	70,877
TrueBlue, Inc.(b)	2,400	65,640
Total		175,232
Road & Rail —%
ArcBest Corp.	2,430	64,274
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	1,290	82,560
ITOCHU Corp.	5,300	74,995
Mitsubishi Corp.	2,300	49,634
Toyota Tsusho Corp.	1,300	41,045
Total		248,234
Total Industrials		2,576,057
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.4%
Communications Equipment —%
ADTRAN, Inc.	400	8,000
InterDigital, Inc.	300	26,970
Total		34,970
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	900	73,395
Benchmark Electronics, Inc.(b)	2,375	75,287
Hitachi Ltd.	24,000	132,585
Hon Hai Precision Industry Co., Ltd.	54,000	176,751
Methode Electronics, Inc.	1,430	63,706
Rogers Corp.(b)	885	91,102
Sanmina Corp.(b)	2,100	78,225
Scansource, Inc.(b)	1,630	64,385
Tech Data Corp.(b)	800	76,520
TTM Technologies, Inc.(b)	250	4,183
Vishay Intertechnology, Inc.	4,875	79,706
Total		915,845
Internet Software & Services 0.1%
Bankrate, Inc.(b)	700	7,420
j2 Global, Inc.	1,033	93,218
LogMeIn, Inc.	850	96,050
Mixi, Inc.	2,800	155,328
RetailMeNot, Inc.(b)	5,092	59,067
Shutterstock, Inc.(b)	660	28,532
Total		439,615
IT Services —%
Cardtronics PLC, Class A(b)	1,700	70,686
Convergys Corp.	2,925	65,842
EVERTEC, Inc.	4,215	66,808
NeuStar, Inc., Class A(b)	1,100	36,520
Science Applications International Corp.	250	18,248
Travelport Worldwide Ltd.	1,750	23,047
Unisys Corp.(b)	5,225	59,042
Total		340,193

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017	57

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	6,220	73,272
Diodes, Inc.(b)	2,045	47,832
Entegris, Inc.(b)	3,625	89,900
Semtech Corp.(b)	2,275	77,691
Synaptics, Inc.(b)	1,496	81,936
Xcerra Corp.(b)	5,727	56,125
Total		426,756
Software —%
Aspen Technology, Inc.(b)	1,555	95,617
Barracuda Networks, Inc.(b)	2,950	59,973
CommVault Systems, Inc.(b)	1,520	76,684
Progress Software Corp.	2,225	66,127
VASCO Data Security International, Inc.(b)	1,525	20,588
Total		318,989
Technology Hardware, Storage & Peripherals 0.1%
Asustek Computer, Inc.	6,000	58,946
Foxconn Technology Co., Ltd.	23,400	71,298
Pegatron Corp.	46,000	135,474
Samsung Electronics Co., Ltd.	44	86,259
Total		351,977
Total Information Technology		2,828,345
Materials 0.2%
Chemicals 0.1%
Chemours Co. LLC (The)	400	16,116
Ferro Corp.(b)	4,725	84,672
Hyosung Corp.	154	19,450
Innospec, Inc.	1,180	77,880
Koppers Holdings, Inc.(b)	600	25,470
Mitsubishi Chemical Holdings Corp.	6,200	48,529
Quaker Chemical Corp.	150	21,690
Rayonier Advanced Materials, Inc.	4,600	60,950
Sinopec Shanghai Petrochemical Co., Ltd.	214,000	119,580
Trinseo SA	1,150	76,360
Total		550,697
Containers & Packaging —%
Greif, Inc., Class A	1,290	75,620
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.1%
AngloGold Ashanti Ltd.	448	5,068
Barrick Gold Corp.	500	8,359
Eregli Demir ve Celik Fabrikalari TAS	51,801	94,941
Fortescue Metals Group Ltd.	23,945	94,910
Materion Corp.	1,650	62,782
Rio Tinto PLC	2,767	109,736
Schnitzer Steel Industries, Inc., Class A	2,625	49,613
Total		425,409
Paper & Forest Products —%
Clearwater Paper Corp.(b)	200	9,720
UPM-Kymmene OYJ	5,302	139,940
Total		149,660
Total Materials		1,201,386
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	5,300	56,127
Ashford Hospitality Trust, Inc.	1,200	7,500
CBL & Associates Properties, Inc.	7,450	68,912
CorEnergy Infrastructure Trust, Inc.	1,758	64,132
DiamondRock Hospitality Co.	2,300	25,323
Four Corners Property Trust, Inc.	1,300	30,329
Government Properties Income Trust	850	18,122
LaSalle Hotel Properties	1,175	33,558
Lexington Realty Trust	7,400	75,258
PS Business Parks, Inc.	653	79,366
RLJ Lodging Trust	1,235	26,540
Ryman Hospitality Properties, Inc.	1,325	84,508
Sabra Health Care REIT, Inc.	550	14,955
Select Income REIT	2,825	70,794
STAG Industrial, Inc.	350	9,226
Summit Hotel Properties, Inc.	4,550	75,211
Washington Prime Group, Inc.	7,950	69,960
Xenia Hotels & Resorts, Inc.	1,175	20,516
Total		830,337

58	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.1%
China Vanke Co., Ltd., Class H	13,000	32,942
Guangzhou R&F Properties Co., Ltd., Class H	85,200	143,406
Wheelock & Co., Ltd.	11,060	86,151
Total		262,499
Total Real Estate		1,092,836
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
China Communications Services Corp., Ltd., Class H	26,000	14,796
Cogent Communications Holdings, Inc.	200	9,000
General Communication, Inc., Class A(b)	515	19,281
Nippon Telegraph & Telephone Corp.	2,800	119,996
Telefonica SA	793	8,772
Telenor ASA	6,113	98,822
Windstream Holdings, Inc.	9,046	49,934
Total		320,601
Wireless Telecommunication Services —%
Global Telecom Holding SAE(b)	209,745	81,806
Total Telecommunication Services		402,407
Utilities 0.1%
Electric Utilities 0.1%
Endesa SA	1,266	29,835
Enel SpA	13,192	62,711
Korea Electric Power Corp.	2,541	101,285
Portland General Electric Co.	1,259	57,083
Transmissora Alianca de Energia Eletrica SA	4,379	32,366
Total		283,280
Gas Utilities —%
Chesapeake Utilities Corp.	1,015	74,400
Northwest Natural Gas Co.	850	50,660
Southwest Gas Corp.	1,045	87,529
Total		212,589
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	1,220	72,053
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities —%
SJW Corp.	1,395	68,132
Total Utilities		636,054
Total Common Stocks (Cost $17,081,407)		19,126,153

Equity Funds 64.1%
	Shares	Value ($)
International 12.5%
Columbia European Equity Fund, Class Y Shares(a)	3,282,817	21,206,997
Columbia Overseas Value Fund, Class Y Shares(a)	3,999,254	36,193,252
Columbia Pacific/Asia Fund, Class Y Shares(a),(b)	2,954,713	29,281,204
Total		86,681,453
U.S. Large Cap 48.5%
Columbia Contrarian Core Fund, Class Y Shares(a)	2,230,396	55,202,311
Columbia Disciplined Core Fund, Class Y Shares(a)	3,772,486	41,459,622
Columbia Disciplined Growth Fund, Class Y Shares(a)	5,050,471	46,666,352
Columbia Disciplined Value Fund, Class Y Shares(a)	6,608,097	66,675,701
Columbia Large Cap Growth Fund, Class Y Shares(a)	544,437	21,042,492
Columbia Select Large Cap Equity Fund, Class Y Shares(a),(b)	3,650,528	48,332,995
Columbia Select Large Cap Growth Fund, Class Y Shares(a),(b)	1,979,931	33,302,434
Columbia Select Large-Cap Value Fund, Class Y Shares(a)	985,449	24,754,466
Total		337,436,373
U.S. Small Cap 3.1%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	1,083,039	10,808,728
Columbia Select Smaller-Cap Value Fund, Class Y Shares(a),(b)	366,263	7,936,912
Columbia Small Cap Growth Fund I, Class Y Shares(a),(b)	151,227	2,988,247
Total		21,733,887
Total Equity Funds (Cost $382,690,682)		445,851,713

Fixed-Income Funds 19.2%

Emerging Markets 7.8%
Columbia Emerging Markets Bond Fund, Class Y Shares(a)	292,100	3,446,775
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	4,558,152	50,549,904
Total		53,996,679

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017	59

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
High Yield 5.6%
Columbia High Yield Bond Fund, Class Y Shares(a)	8,059,798	23,857,002
Columbia Income Opportunities Fund, Class Y Shares(a)	1,527,822	15,232,391
Total		39,089,393
Investment Grade 5.8%
Columbia Corporate Income Fund, Class Y Shares(a)	2,717,509	27,474,018
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	411,224	4,116,357
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	1,582,104	8,575,002
Total		40,165,377
Total Fixed-Income Funds (Cost $126,036,187)		133,251,449

Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	—	651	11,215
Total Consumer Discretionary			11,215
Energy —%
Oil, Gas & Consumable Fuels —%
Petroleo Brasileiro SA(b)	—	7,293	31,915
Total Energy			31,915
Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Financials —%
Banks —%
Banco Bradesco SA	—	14,473	152,206
Itau Unibanco Holding SA	—	1,221	15,095
Total			167,301
Total Financials			167,301
Total Preferred Stocks (Cost $184,006)			210,431

Money Market Funds 6.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(a),(c)	46,222,806	46,222,806
Total Money Market Funds (Cost $46,222,401)		46,222,806
Total Investments (Cost: $620,986,720)		691,842,047
Other Assets & Liabilities, Net		3,532,934
Net Assets		695,374,981

At April 30, 2017, securities and/or cash totaling $4,072,476 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at April 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	5/24/2017	125,000 BRL	39,718 USD	573	—
JPMorgan	5/24/2017	884,000 CNY	127,624 USD	—	(234)
JPMorgan	5/24/2017	41,000 EUR	43,796 USD	—	(918)
JPMorgan	5/24/2017	179,748,000 KRW	158,930 USD	909	—
JPMorgan	5/24/2017	686,000 NOK	79,855 USD	—	(66)
JPMorgan	5/24/2017	643,000 SEK	71,669 USD	—	(1,014)
JPMorgan	5/24/2017	2,480,000 THB	71,637 USD	—	(49)
JPMorgan	5/24/2017	180,000 TRY	47,857 USD	—	(2,492)
JPMorgan	5/24/2017	6,291,000 TWD	206,370 USD	—	(2,133)
JPMorgan	5/24/2017	191,144 USD	253,000 AUD	—	(1,776)
JPMorgan	5/24/2017	67,789 USD	91,000 CAD	—	(1,104)
JPMorgan	5/24/2017	175,776 USD	176,000 CHF	1,374	—
JPMorgan	5/24/2017	174,763 USD	140,000 GBP	6,683	—
60	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at April 30, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	5/24/2017	47,857 USD	640,089,000 IDR	59	—
JPMorgan	5/24/2017	39,867 USD	145,000 ILS	198	—
JPMorgan	5/24/2017	168,522 USD	10,931,000 INR	1,051	—
JPMorgan	5/24/2017	12,894 USD	1,427,000 JPY	—	(82)
JPMorgan	5/24/2017	71,477 USD	1,352,000 MXN	49	—
JPMorgan	5/24/2017	47,946 USD	213,000 MYR	1,171	—
JPMorgan	5/24/2017	71,463 USD	100,000 SGD	130	—
Total				12,197	(9,868)
Futures contracts outstanding at April 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Mini MSCI EAFE Index	461	USD	42,038,590	06/2017	511,555	—
Russell 2000 Mini	1	USD	69,920	06/2017	1,563	—
S&P 500 E-mini	159	USD	18,924,975	06/2017	93,813	—
S&P Mid 400 E-mini	48	USD	8,304,000	06/2017	94,921	—
TOPIX Index	60	JPY	8,235,030	06/2017	—	(62,033)
U.S. Long Bond	29	USD	4,436,094	06/2017	82,150	—
U.S. Long Bond	93	USD	14,226,094	06/2017	7,615	—
U.S. Treasury 5-Year Note	33	USD	3,907,406	06/2017	20,562	—
Total			100,142,109		812,179	(62,033)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	(19)	USD	(1,328,480)	06/2017	—	(28,627)
U.S. Treasury 10-Year Note	(15)	USD	(1,885,781)	06/2017	—	(18,077)
Total			(3,214,261)		—	(46,704)
Credit default swap contracts outstanding at April 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	3,500,000	—	(65,231)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	3,750,000	—	(13,297)
Total						—	(78,528)
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017	61

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	182,646	4,900	(187,546)*	—	8,599	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	180,910*	(806)	180,104	849	—	1,981,139
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	—
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	4,310,687
Columbia Commodity Strategy Fund, Class I Shares	2,253,467	1,637,230	(3,890,697)*	—	—	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	3,882,998*	(176,156)	3,706,842	(43,140)	—	20,016,947
Columbia Contrarian Core Fund, Class I Shares	2,356,416	7,246	(2,363,662)*	—	895,548	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	2,236,481*	(6,085)	2,230,396	63,153	—	55,202,311
Columbia Corporate Income Fund, Class I Shares	2,706,318	177,382	(2,883,700)*	—	6,450	114,438	—
Columbia Corporate Income Fund, Class Y Shares	—	2,789,606*	(72,097)	2,717,509	10,644	81,111	27,474,018
Columbia Disciplined Core Fund, Class I Shares	3,924,284	16,780	(3,941,064)*	—	1,138,497	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	3,782,740*	(10,254)	3,772,486	71,160	—	41,459,622
Columbia Disciplined Growth Fund, Class I Shares	5,243,123	17,027	(5,260,150)*	—	(2,148)	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	5,068,234*	(17,763)	5,050,471	(1,781)	—	46,666,352
Columbia Disciplined Small Core Fund, Class I Shares	1,112,999	26,739	(1,139,738)*	—	(158,311)	—	—
Columbia Disciplined Small Core Fund, Class Y Shares	—	1,096,089*	(13,050)	1,083,039	(91,498)	—	10,808,728
Columbia Disciplined Value Fund, Class I Shares	6,774,725	31,154	(6,805,879)*	—	301,919	—	—
Columbia Disciplined Value Fund, Class Y Shares	—	6,626,363*	(18,266)	6,608,097	22,977	—	66,675,701
Columbia Diversified Absolute Return Fund, Class I Shares	759,504	29,136	(788,640)*	—	(24,929)	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	735,032*	(21,734)	713,298	(8,817)	—	6,847,656
Columbia Emerging Markets Bond Fund, Class I Shares	286,806	11,895	(298,701)*	—	1,612	21,002	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	296,009*	(3,909)	292,100	2,312	10,748	3,446,775
Columbia Emerging Markets Fund, Class I Shares	4,840,561	—	(4,840,561)*	—	370,009	—	—
Columbia Emerging Markets Fund, Class Y Shares	—	4,574,948*	(16,796)	4,558,152	15,207	—	50,549,904
Columbia European Equity Fund, Class I Shares	3,339,381	—	(3,339,381)*	—	—	—	—
Columbia European Equity Fund, Class Y Shares	—	3,429,022*	(146,205)	3,282,817	101,454	—	21,206,997
Columbia High Yield Bond Fund, Class I Shares	7,993,252	189,170	(8,182,422)*	—	(4,737)	173,746	—
Columbia High Yield Bond Fund, Class Y Shares	—	8,139,772*	(79,974)	8,059,798	(4,014)	119,650	23,857,002
Columbia Income Opportunities Fund, Class I Shares	1,524,750	37,696	(1,562,446)*	—	8,869	110,349	—
Columbia Income Opportunities Fund, Class Y Shares	—	1,548,912*	(21,090)	1,527,822	6,632	76,605	15,232,391
Columbia Large Cap Growth Fund, Class I Shares	584,150	2,985	(587,135)*	—	707,875	—	—
Columbia Large Cap Growth Fund, Class Y Shares	—	555,410*	(10,973)	544,437	255,057	—	21,042,492
Columbia Mortgage Opportunities Fund, Class I Shares	400,112	16,006	(416,118)*	—	(666)	24,749	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	413,050*	(1,826)	411,224	(61)	12,790	4,116,357
Columbia Multi-Asset Income Fund, Class I Shares	1,415,801	—	(1,415,801)*	—	—	118,714	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	1,436,789*	—	1,436,789	—	59,631	14,023,066
Columbia Overseas Value Fund, Class I Shares	4,182,488	49,260	(4,231,748)*	—	(35,697)	—	—
Columbia Overseas Value Fund, Class Y Shares	—	4,076,378*	(77,124)	3,999,254	5,093	—	36,193,252
Columbia Pacific/Asia Fund, Class I Shares	3,013,695	72,723	(3,086,418)*	—	242,787	—	—
62	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Pacific/Asia Fund, Class Y Shares	—	3,000,274*	(45,561)	2,954,713	104,833	—	29,281,204
Columbia Select Large Cap Equity Fund, Class I Shares	3,739,016	9,825	(3,748,841)*	—	(131,288)	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	3,660,517*	(9,989)	3,650,528	(8,450)	—	48,332,995
Columbia Select Large Cap Growth Fund, Class I Shares	2,103,732	13,690	(2,117,422)*	—	237,602	—	—
Columbia Select Large Cap Growth Fund, Class Y Shares	—	2,003,605*	(23,674)	1,979,931	108,373	—	33,302,434
Columbia Select Large-Cap Value Fund, Class I Shares	1,033,460	1,095	(1,034,555)*	—	416,343	—	—
Columbia Select Large-Cap Value Fund, Class Y Shares	—	988,204*	(2,755)	985,449	26,902	—	24,754,466
Columbia Select Smaller-Cap Value Fund, Class I Shares	372,495	8,221	(380,716)*	—	16,774	—	—
Columbia Select Smaller-Cap Value Fund, Class Y Shares	—	367,895*	(1,632)	366,263	4,571	—	7,936,912
Columbia Short-Term Cash Fund, 0.869%	49,253,436	12,740,429	(15,771,059)	46,222,806	(196)	83,925	46,222,806
Columbia Small Cap Growth Fund I, Class I Shares	146,015	2,485	(148,500)*	—	(54,911)	—	—
Columbia Small Cap Growth Fund I, Class Y Shares	—	151,958*	(731)	151,227	(9,270)	—	2,988,247
Columbia U.S. Government Mortgage Fund, Class I Shares	1,522,026	161,784	(1,683,810)*	—	(9,185)	30,996	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	1,626,039*	(43,935)	1,582,104	(3,676)	22,993	8,575,002
Total	111,522,759	78,390,189	(81,387,196)	108,525,752	4,559,326	1,061,447	672,505,463

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017	63

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2017 (Unaudited)
Currency Legend  (continued)
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
620,987,000	77,346,000	(6,491,000)	70,855,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
64	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	47,179,495	—	—	—	47,179,495
Common Stocks
Consumer Discretionary	1,443,960	921,009	—	—	2,364,969
Consumer Staples	399,378	751,805	—	—	1,151,183
Energy	299,449	536,887	—	—	836,336
Financials	2,572,647	1,295,899	—	—	3,868,546
Health Care	1,487,073	680,961	—	—	2,168,034
Industrials	1,589,320	986,737	—	—	2,576,057
Information Technology	2,011,704	816,641	—	—	2,828,345
Materials	569,232	632,154	—	—	1,201,386
Real Estate	830,337	262,499	—	—	1,092,836
Telecommunication Services	78,215	324,192	—	—	402,407
Utilities	442,223	193,831	—	—	636,054
Total Common Stocks	11,723,538	7,402,615	—	—	19,126,153
Equity Funds	445,851,713	—	—	—	445,851,713
Fixed-Income Funds	133,251,449	—	—	—	133,251,449
Preferred Stocks
Consumer Discretionary	—	11,215	—	—	11,215
Energy	31,915	—	—	—	31,915
Financials	167,301	—	—	—	167,301
Total Preferred Stocks	199,216	11,215	—	—	210,431
Money Market Funds	—	—	—	46,222,806	46,222,806
Total Investments	638,205,411	7,413,830	—	46,222,806	691,842,047
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	12,197	—	—	12,197
Futures Contracts	812,179	—	—	—	812,179
Liability
Forward Foreign Currency Exchange Contracts	—	(9,868)	—	—	(9,868)
Futures Contracts	(108,737)	—	—	—	(108,737)
Swap Contracts	—	(78,528)	—	—	(78,528)
Total	638,908,853	7,337,631	—	46,222,806	692,469,290
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017	65

Portfolio of Investments
Columbia Income Builder Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 21.3%
	Shares	Value ($)
Convertible 5.1%
Columbia Convertible Securities Fund, Class Y Shares(a)	3,331,886	63,505,743
Dividend Income 10.3%
Columbia Dividend Income Fund, Class Y Shares(a)	2,709,892	55,471,489
Columbia Dividend Opportunity Fund, Class Y Shares(a)	4,694,707	46,853,176
Columbia Global Dividend Opportunity Fund, Class Y Shares(a)	1,419,978	25,389,218
Total		127,713,883
Global Real Estate 1.1%
Columbia Real Estate Equity Fund, Class Y Shares(a)	886,799	13,913,879
U.S. Small Cap 4.8%
Columbia Small Cap Value Fund I, Class Y Shares(a)	1,287,249	59,033,224
Total Equity Funds (Cost $251,418,660)		264,166,729

Fixed-Income Funds 78.6%

Emerging Markets 7.6%
Columbia Emerging Markets Bond Fund, Class Y Shares(a)	8,027,594	94,725,605
Floating Rate 8.9%
Columbia Floating Rate Fund, Class Y Shares(a)	12,189,904	110,318,635
High Yield 15.6%
Columbia High Yield Bond Fund, Class Y Shares(a)	65,081,051	192,639,912
Fixed-Income Funds (continued)
	Shares	Value ($)
Inflation Protected Securities 2.4%
Columbia Inflation Protected Securities Fund, Class Y Shares(a),(b)	3,108,903	29,721,114
Investment Grade 44.1%
Columbia Corporate Income Fund, Class Y Shares(a)	11,687,181	118,157,396
Columbia Limited Duration Credit Fund, Class Y Shares(a)	6,175,800	60,831,632
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	11,626,529	116,381,556
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	44,818,895	242,918,408
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	609,788	6,786,944
Total		545,075,936
Total Fixed-Income Funds (Cost $965,486,883)		972,481,202

Money Market Funds 0.1%

Columbia Government Money Market Fund, Class Y Shares, 0.014%(a),(c)	653,425	653,425
Total Money Market Funds (Cost $652,968)		653,425
Total Investments (Cost: $1,217,558,511)		1,237,301,356
Other Assets & Liabilities, Net		(110,237)
Net Assets		1,237,191,119

Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Convertible Securities Fund, Class I Shares	3,348,738	26,770	(3,375,508)*	—	—	490,155	—
Columbia Convertible Securities Fund, Class Y Shares	—	3,331,886*	—	3,331,886	—	—	63,505,743
Columbia Corporate Income Fund, Class I Shares	11,601,881	26,028	(11,627,909)*	—	—	481,702	—
Columbia Corporate Income Fund, Class Y Shares	—	11,687,181*	—	11,687,181	—	345,143	118,157,396
Columbia Dividend Income Fund, Class I Shares	2,954,500	14,397	(2,968,897)*	—	235,299	288,095	—
Columbia Dividend Income Fund, Class Y Shares	—	2,709,892*	—	2,709,892	—	—	55,471,489
Columbia Income Builder Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Income Builder Fund, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Dividend Opportunity Fund, Class I Shares	5,303,860	50,539	(5,354,399)*	—	—	497,820	—
Columbia Dividend Opportunity Fund, Class Y Shares	—	5,284,604*	(589,897)	4,694,707	381,926	—	46,853,176
Columbia Emerging Markets Bond Fund, Class I Shares	8,128,672	125,572	(8,254,244)*	—	—	591,860	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	8,278,838*	(251,244)	8,027,594	44,229	297,258	94,725,605
Columbia Floating Rate Fund, Class I Shares	12,070,745	40,316	(12,111,061)*	—	—	647,592	—
Columbia Floating Rate Fund, Class Y Shares	—	12,189,904*	—	12,189,904	—	449,888	110,318,635
Columbia Global Dividend Opportunity Fund, Class I Shares	1,412,492	10,025	(1,422,517)*	—	—	175,940	—
Columbia Global Dividend Opportunity Fund, Class Y Shares	—	1,419,978*	—	1,419,978	—	—	25,389,218
Columbia Government Money Market Fund, Class I Shares, 0.010%	652,450	116	(652,566)*	—	—	241	—
Columbia Government Money Market Fund, Class Y Shares, 0.014%	—	653,425*	—	653,425	—	277	653,425
Columbia High Yield Bond Fund, Class I Shares	72,462,683	299,621	(72,762,304)*	—	9,491	1,523,870	—
Columbia High Yield Bond Fund, Class Y Shares	—	65,081,051*	—	65,081,051	—	959,300	192,639,912
Columbia Inflation Protected Securities Fund, Class I Shares	3,435,320	—	(3,435,320)*	—	—	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	3,417,585*	(308,682)	3,108,903	(416,349)	—	29,721,114
Columbia Limited Duration Credit Fund, Class I Shares	6,152,179	8,727	(6,160,906)*	—	—	153,504	—
Columbia Limited Duration Credit Fund, Class Y Shares	—	6,175,800*	—	6,175,800	—	106,551	60,831,632
Columbia Mortgage Opportunities Fund, Class I Shares	8,984,234	2,609,436	(11,593,670)*	—	—	628,924	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	11,626,529*	—	11,626,529	—	361,500	116,381,556
Columbia Real Estate Equity Fund, Class I Shares	884,680	5,624	(890,304)*	—	—	86,106	—
Columbia Real Estate Equity Fund, Class Y Shares	—	886,799*	—	886,799	—	—	13,913,879
Columbia Small Cap Value Fund I, Class I Shares	1,363,139	—	(1,363,139)*	—	(247,323)	—	—
Columbia Small Cap Value Fund I, Class Y Shares	—	1,287,249*	—	1,287,249	—	—	59,033,224
Columbia U.S. Government Mortgage Fund, Class I Shares	44,190,294	247,001	(44,437,295)*	—	—	871,675	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	44,818,895*	—	44,818,895	—	644,381	242,918,408
Columbia U.S. Treasury Index Fund, Class I Shares	611,350	689	(612,039)*	—	—	14,219	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	609,788*	—	609,788	—	10,304	6,786,944
Total	183,557,217	182,924,265	(188,171,901)	178,309,581	7,273	9,626,305	1,237,301,356

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2017.
2	Columbia Income Builder Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Income Builder Fund, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,217,559,000	24,406,000	(4,664,000)	19,742,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Equity Funds	264,166,729	—	—	264,166,729
Fixed-Income Funds	972,481,202	—	—	972,481,202
Money Market Funds	653,425	—	—	653,425
Total Investments	1,237,301,356	—	—	1,237,301,356
Columbia Income Builder Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Income Builder Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Income Builder Fund | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2017